UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.  Reports to Stockholders.

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Investment Quality Bond VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable
Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information
Trustee and Officer Information	27
Proxy Voting and Portfolio Holdings Information	30
Expense Examples	30
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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2

Victory Variable Insurance Funds	June 30, 2019

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Investment Objective & Portfolio Holdings:

Investment Objective: The Victory INCORE Investment Quality Bond VIP Series seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments June 30, 2019

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Security Description	Principal Amount	Value
Asset Backed Securities (2.7%)
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100 (a)	$1,000,000	$1,015,617
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20 (a) (b)	666,667	666,499
CarMax Auto Owner Trust , Series 2015-3, Class B, 2.28%, 4/15/21, Callable 11/15/19 @ 100	3,225,000	3,222,939
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 2.66% (LIBOR01M+26bps), 4/25/35, Callable 8/25/20 @ 100 (c)	674,415	672,920
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 4/15/21 @ 100 (a)	3,170,076	3,167,850
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 4/15/21 @ 100 (a)	4,250,000	4,268,989
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 3/15/21 @ 100 (a)	771,824	771,598
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	3,825,000	3,852,781
Total Asset Backed Securities (Cost $17,564,005)		17,639,193
Collateralized Mortgage Obligations (1.8%)
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a) (b)	4,500,000	4,626,019
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	3,250,000	3,463,722
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (a)	63,877	64,301
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,427,832
Total Collateralized Mortgage Obligations (Cost $12,600,811)		11,581,874
Corporate Bonds (32.1%)
Communication Services (2.6%):
AT&T, Inc. 3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	3,005,000	3,067,744
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	2,847,000	3,049,763
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	3,833,000	4,236,731
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	2,475,000	2,394,167
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	1,831,000	2,046,307
3.38%, 2/15/25	1,830,000	1,910,355
		16,705,067
Consumer Discretionary (2.4%):
Best Buy Co., Inc., 4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	2,450,000	2,586,784
General Motors Co., 4.88%, 10/2/23 (a)	2,180,000	2,312,435
Hasbro, Inc., 6.35%, 3/15/40 (e)	2,155,000	2,559,278
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	4,305,000	4,495,540

See notes to financial statements.

4

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Security Description	Principal Amount	Value
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (e)	$2,624,000	$2,824,264
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	1,220,000	1,269,312
		16,047,613
Consumer Staples (2.5%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	3,350,000	3,584,735
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	1,551,000	1,732,048
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	1,000,000	1,120,150
Mead Johnson Nutrition Co. 3.00%, 11/15/20	3,000,000	3,026,639
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,410,317
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,017,784
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	1,285,000	1,450,714
		15,342,387
Energy (2.4%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,925,000	3,071,601
Ecopetrol SA, 5.88%, 9/18/23 (a)	2,048,000	2,267,607
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	657,000	755,833
Marathon Petroleum Corp. 6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,599,876
5.85%, 12/15/45, Callable 6/15/45 @ 100	850,000	938,834
Statoil ASA, 3.95%, 5/15/43	930,000	1,007,460
Valero Energy Corp. 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,707,000	1,789,021
6.63%, 6/15/37	2,520,000	3,184,776
		14,615,008
Financials (12.2%):
Aflac, Inc. 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,470,090
4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	400,842
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,795,578
Bank of America Corp. 2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (c)	1,875,000	1,871,588
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,508,470
4.20%, 8/26/24 (a)	4,060,000	4,315,415
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	1,775,000	1,816,979
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,593,417
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	3,743,000	3,838,783
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,758,331
Citigroup, Inc. 2.75%, 4/25/22, Callable 3/25/22 @ 100	3,443,000	3,475,158
4.45%, 9/29/27 (a)	2,497,000	2,690,393
3.88%(LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (c)	1,760,000	1,832,970
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	4,355,000	4,575,493
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,223,950
JPMorgan Chase & Co. 2.95%, 10/1/26, Callable 7/1/26 @ 100	3,400,000	3,447,872
5.60%, 7/15/41	1,710,000	2,219,973

See notes to financial statements.

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Security Description	Principal Amount	Value
KeyBank NA, 2.25%, 3/16/20	$6,523,000	$6,517,976
Morgan Stanley 4.88%, 11/1/22 (a)	3,812,000	4,077,620
3.75%, 2/25/23 (a)	3,000,000	3,132,750
3.13%, 7/27/26, MTN	5,500,000	5,597,570
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	1,720,000	1,915,753
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,531,056
5.75%, 1/24/22 (a)	2,750,000	2,972,585
Wells Fargo & Co., 4.90%, 11/17/45 (a)	1,450,000	1,678,752
		80,259,364
Health Care (3.7%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	5,276,000	5,361,577
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	6,109,000	6,092,200
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,938,059
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	4,325,000	4,530,740
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,431,547
		24,354,123
Industrials (2.0%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	807,188
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,633,939
Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100 (a)	3,868,000	3,938,127
Rockwell Automation, Inc. 3.50%, 3/1/29, Callable 12/1/28 @ 100	1,270,000	1,352,702
6.25%, 12/1/37	1,151,000	1,550,685
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,192,917
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,597,898
		13,073,456
Information Technology (1.5%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	974,000	1,155,680
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	2,285,000	2,291,764
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100	2,203,000	2,347,605
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,225,818
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	1,512,000	1,715,772
Tyco Electronics Group SA, 7.13%, 10/1/37	650,000	881,777
		9,618,416
Materials (0.8%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	2,294,000	2,334,259
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25, Callable 3/15/25 @ 100	1,415,000	1,519,003
5.20%, 11/2/40	723,000	902,130
		4,755,392
Utilities (2.0%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,821,384
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,496,188

See notes to financial statements.

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Exelon Corp. 3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	$1,995,000	$2,123,898
3.40%, 4/15/26, Callable 1/15/26 @ 100	1,145,000	1,175,239
Iberdrola International BV 6.75%, 9/15/33	373,000	451,968
6.75%, 7/15/36 (e)	783,000	1,033,748
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	817,686
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,766,923
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,355,577
		13,042,611
Total Corporate Bonds (Cost $202,628,683)		207,813,437
Residential Mortgage Backed Securities (0.7%)
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 7/25/19 @ 100 (a) (d)	1,060,410	1,060,410
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.72% (LIBOR01M+132bps), 10/25/32, Callable 7/25/19 @ 100 (c)	974,907	975,251
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (a)	33,121	33,121
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 10/25/39 @ 100 (a) (b) (d)	1,543,921	1,566,447
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/19 @ 100 (a)	27,044	27,044
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 4.91%, 11/25/34, Callable 7/25/19 @ 100 (a) (d)	908,917	908,917
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/19 @ 100 (a)	10,835	10,835
Total Residential Mortgage Backed Securities (Cost $4,578,214)		4,582,025
U.S. Government Mortgage Backed Agencies (42.7%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 7/1/39 (a)	1,947,719	2,097,193
Series 4139, Class DA, 1.25%, 12/15/27 (a)	7,058,884	6,893,036
Series 4395, Class PA, 2.50%, 4/15/37 (a)	2,781,757	2,790,682
7.00%, 9/1/38 (a)	75,565	91,495
Series 4290, Class CA, 3.50%, 12/15/38 – 3/1/49 (a)	55,085,722	56,872,681
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40 (a)	8,355,629	8,249,276
4.00%, 1/1/41 (a)	1,838,828	1,942,732
4.50%, 1/1/41 – 12/1/45 (a)	12,986,240	13,880,284
Series 4049, Class AB, 2.75%, 12/15/41 (a)	1,378,624	1,386,586
Series 4494, Class JA, 3.75%, 5/15/42 (a)	5,407,464	5,586,984
		99,790,949
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (a)	2,691,168	3,150,953
5.00%, 4/1/23 – 12/1/39 (a)	1,272,816	1,371,795

See notes to financial statements.

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

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Security Description	Principal Amount or Shares	Value
7.50%, 12/1/29 (a)	$41,891	$49,053
8.00%, 1/1/30 – 9/1/30 (a)	22,964	27,228
7.00%, 2/1/32 – 6/1/32 (a)	35,683	42,123
4.63%(LIBOR12M+166bps), 12/1/36 (a) (c)	135,581	139,986
5.50%, 1/1/38 – 2/1/39 (a)	837,708	918,021
4.50%, 12/1/38 – 6/1/40 (a)	8,783,627	9,211,873
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47 (a)	8,426,088	8,451,063
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/50 (a)	36,206,517	37,051,886
4.00%, 9/1/40 – 10/1/48 (a)	37,467,816	39,338,420
Series 2011-101, Class LA, 3.00%, 10/25/40 – 2/25/49 (a)	51,050,003	51,742,943
Series 2013-81, Class KA, 2.75%, 9/25/42 (a)	5,611,577	5,658,266
Series 2013-44, Class PB, 1.75%, 1/25/43 (a)	6,032,245	5,848,579
		163,002,189
Government National Mortgage Association 6.00%, 10/15/32 (a)	94,742	108,309
Series 2014-42, Class AD, 2.50%, 7/16/41	471,644	475,321
Series 2016-116, Class GA, 1.75%, 11/20/44 (a)	11,101,620	10,810,289
4.50%, 2/20/49	1,577,483	1,645,991
		13,039,910
Multi-family (0.0%): (f)
Collateralized Mortgage Obligations (0.0%): (f)
Government National Mortgage Association 6.00%, 12/15/33 (a)	32,410	37,435
Total U.S. Government Mortgage Backed Agencies (Cost $272,766,012)		275,870,483
U.S. Treasury Obligations (18.5%)
U.S. Treasury Bills 2.14%, 11/14/19 (a) (g)	38,720,000	38,423,250
2.01%, 1/2/20 (a) (g)	35,000,000	34,640,637
U.S. Treasury Bonds 3.00%, 2/15/48 (a)	23,756,000	26,020,243
3.00%, 2/15/49 (a)	10,575,000	11,615,977
U.S. Treasury Notes 2.75%, 8/31/23 (a)	300,000	312,141
2.88%, 8/15/28 (a)	7,003,000	7,526,037
2.63%, 2/15/29	1,012,000	1,067,186
Total U.S. Treasury Obligations (Cost $114,710,469)		119,605,471
Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (h)	279,878	279,878
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (h)	360,516	360,516
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (h)	9,363	9,363
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (h)	153,913	153,913

See notes to financial statements.

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

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Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (h)	$209,876	$209,876
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (h)	326,486	326,486
Total Collateral for Securities Loaned (Cost $1,340,032)		1,340,032
Total Investments (Cost $626,188,226) — 98.7%		638,432,515
Other assets in excess of liabilities — 1.3%		8,256,168
NET ASSETS — 100.00%		$646,688,683

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of these securities has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $23,016,128 and amounted to 3.6% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(d)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2019.

(e)  All or a portion of this security is on loan.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate represents the effective yield at June 30, 2019.

(h)  Rate disclosed is the daily yield on June 30, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	517	9/19/19	$65,410,794	$66,159,870	$749,076
5-Year U.S. Treasury Note Future	13	9/30/19	1,514,037	1,536,032	21,995
					$771,071

See notes to financial statements.

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

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Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	20	9/30/19	$4,303,369	$4,303,592	$(223)
5-Year U.S. Treasury Note Future	290	9/30/19	34,262,044	34,265,327	(3,283)
					$(3,506)
Total unrealized appreciation					$771,071
Total unrealized depreciation					(3,506)
Total net unrealized appreciation(depreciation)					$767,565

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2019 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 32	5.00%	6/20/24	Daily	3.21%	$41,000,000	$3,102,334	$2,308,163	$794,171
						$3,102,334	$2,308,163	$794,171

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index .

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory INCORE Investment Quality Bond VIP Series
ASSETS:
Investments, at value (Cost $626,188,226)	$638,432,515	(a)
Cash and cash equivalents	4,334,633
Deposits with brokers for futures contracts	2,496,926
Deposits with brokers for swap agreements	3,953,185
Interest and dividends receivable	3,134,195
Receivable for capital shares issued	1,550
Receivable for investments sold	13,927,625
Variation margin receivable on open swap agreements	45,864
Receivable from Adviser	285,997
Prepaid expenses	20,353
Total Assets	666,632,843
LIABILITIES:
Payables:
Collateral received on loaned securities	1,340,032
Investments purchased	17,627,039
Capital shares redeemed	525,086
Variation margin payable on open futures contracts	1,486
Accrued expenses and other payables:
Investment advisory fees	265,761
Administration fees	32,519
Custodian fees	3,041
Transfer agent fees	79,092
Chief Compliance Officer fees	809
Trustees' fees	693
Other accrued expenses	68,602
Total Liabilities	19,944,160
NET ASSETS:
Capital	619,468,641
Total distributable earnings/(loss)	27,220,042
Net Assets	$646,688,683
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	51,532,483
Net asset value:	$12.55

(a)  Includes $1,286,169 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
Investment Income:
Interest	$10,144,008
Securities lending (net of fees)	2,711
Total Income	10,146,719
Expenses:
Investment advisory fees	1,581,865
Administration fees	199,913
Custodian fees	15,498
Transfer agent fees	438,821
Trustees' fees	27,332
Chief Compliance Officer fees	2,210
Legal and audit fees	35,417
Interfund lending fees	313
Other expenses	55,252
Total Expenses	2,356,621
Expenses waived/reimbursed by Adviser	(584,586)
Net Expenses	1,772,035
Net Investment Income (Loss)	8,374,684
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	8,737,989
Net realized gains (losses) from futures contracts	(2,210,328)
Net realized gains (losses) from swap agreements	(6,321,067)
Net change in unrealized appreciation/depreciation on investment securities	16,648,655
Net change in unrealized appreciation/depreciation on futures contracts	2,091,827
Net change in unrealized appreciation/depreciation on swap agreements	3,959,579
Net realized/unrealized gains (losses) on investments	22,906,655
Change in net assets resulting from operations	$31,281,339

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets

  (Unaudited)

	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$8,374,684	$17,481,631
Net realized gains (losses) from investments	206,594	(11,008,512)
Net change in unrealized appreciation/depreciation on investments	22,700,061	(10,833,615)
Change in net assets resulting from operations	31,281,339	(4,360,496)
Change in net assets resulting from distributions to shareholders	—	(4,289,680)
Change in net assets resulting from capital transactions	(29,594,093)	(73,069,861)
Change in net assets	1,687,246	(81,720,037)
Net Assets:
Beginning of period	645,001,437	726,721,474
End of period	$646,688,683	$645,001,437
Capital Transactions:
Proceeds from shares issued	$23,232,578	$47,220,231
Distributions reinvested	—	4,289,680
Cost of shares redeemed	(52,826,671)	(124,579,772)
Change in net assets resulting from capital transactions	$(29,594,093)	$(73,069,861)
Share Transactions:
Issued	1,915,592	3,953,299
Reinvested	—	360,968
Redeemed	(4,349,938)	(10,495,215)
Change in Shares	(2,434,346)	(6,180,948)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended 06/30/19 (unaudited)	$11.95	0.16	(d)	0.44	0.60	—	—
Year Ended 12/31/18	$12.08	0.30	(d)	(0.35)	(0.05)	(0.08)	— (e)
Year Ended 12/31/17	$11.88	0.28	(d)	0.21	0.49	(0.29)	—
Year Ended 12/31/16	$11.98	0.27	(d)	0.15	0.42	(0.30)	(0.22)
Year Ended 12/31/15	$12.38	0.31	(d)	(0.27)	0.04	(0.32)	(0.12)
Year Ended 12/31/14	$12.18	0.38		0.30	0.68	(0.38)	(0.10)

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

							Ratios to Average Net Assets				Supplemental Data
	Total Distributions to Shareholders	Capital contributions from prior custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory INCORE Investment Quality Bond VIP Series
Six Months Ended 06/30/19 (unaudited)	—	—		$12.55	5.02%		0.56%	2.65%	0.74	%(g)	$646,689	58%
Year Ended 12/31/18	(0.08)	—		$11.95	(0.41)%		0.56%	2.52%	0.62	%(g)	$645,001	109%
Year Ended 12/31/17	(0.29)	—		$12.08	4.15%		0.56%	2.28%	0.61	%(g)	$726,721	83%
Year Ended 12/31/16	(0.52)	—	(e)	$11.88	3.53	%(f)	0.55%	2.17%	0.55%		$716,292	142%
Year Ended 12/31/15	(0.44)	—		$11.98	0.33%		0.56%	2.47%	0.56%		$755,696	41%
Year Ended 12/31/14	(0.48)	—		$12.38	5.55%		0.56%	2.93%	0.56%		$802,377	47%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Investment Quality Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Asset Backed Securities	$—	$—	$17,639,193	$—	$17,639,193	$—
Collateralized Mortgage Obligations	—	—	11,581,874	—	11,581,874	—
Corporate Bonds	—	—	207,813,437	—	207,813,437	—
Residential Mortgage Backed Securities	—	—	4,582,025	—	4,582,025	—
U.S. Government Mortgage Backed Agencies	—	—	275,870,483	—	275,870,483	—
U.S. Treasury Obligations	—	—	119,605,471	—	119,605,471	—
Futures Contracts	—	767,565	—	—	—	767,565
Credit Default Swap	—	—	—	794,171	—	794,171
Collateral for Securities Loaned	1,340,032	—	—	—	1,340,032	—
Total	$1,340,032	$767,565	$637,092,483	$794,171	$638,432,515	$1,561,736

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note below regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. As of June 30, 2019, the Fund entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally-cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Centrally-cleared credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally-cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2019, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

	Assets		Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Credit Risk Exposure	$—	$794,171	$—	$—
Interest Rate Risk Exposure	771,071	—	3,506	—

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2019.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) From Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation On Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation On Swap Agreements
Credit Risk Exposure	$—	$(6,321,067)	$—	$3,959,579
Interest Rate Risk Exposure	(2,210,328)	—	2,091,827	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$1,286,169	$1,286,169	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$165,065,222	$115,252,288	$181,093,810	$314,534,056

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.56%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022
$362,552	$441,458	$584,586

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Funds will be subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Borrower	—	$1,909,500	2	2.99%	$2,009,000

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018, was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$4,289,680	$—	$4,289,680

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$17,229,581	$—	$17,229,581	$(13,332,054)	$(7,958,824)	$(4,061,297)

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended December 31, 2018, the Fund had short term and long term capital loss carryforwards of $5,300,039 and $8,032,015 respectively that were not subject to expiration.

During the most recent tax year ended December 31, 2018, the Fund did not utilize capital loss carryforwards.

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$626,202,468	$14,933,486	$(2,703,439)	$12,230,047

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	99.9%

10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards ("ASU") Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced by $1,231 and unrealized appreciation of investments was increased by $1,231. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

26

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,050.20	$1,022.02	$2.85	$2.81	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

30

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IIQBVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory High Yield VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.4%)
Communication Services (1.6%):
AMC Networks, Inc., Class A (a)	3,000	$163,470
Cinemark Holdings, Inc.	2,500	90,250
TEGNA, Inc.	17,000	257,550
		511,270
Consumer Discretionary (0.8%):
Wynn Resorts Ltd.	2,000	247,980
Total Common Stocks (Cost $731,222)		759,250
Senior Secured Loans (27.5%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.83% (LIBOR03M+450bps), 5/4/25 (b)	$394,843	383,325
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 10.15% (LIBOR01M+775bps), 8/15/25, Callable 8/4/19 @ 101 (b)	500,000	441,665
Avaya, Inc., 1st Lien Term Loan B, 6.65% (LIBOR01M+425bps), 12/15/24, Callable 8/4/19 @ 100 (b)	344,750	329,236
Bass Pro Group LLC, Term Loan B, 7.40% (LIBOR01M+500bps), 12/16/23, Callable 8/4/19 @ 100 (b)	487,525	464,875
Caesars Resort Collection LLC, 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 10/2/24, Callable 8/4/19 @ 100 (b)	244,389	240,061
CommScope, Inc, 1st Lien term Loan, 5.65% (LIBOR01M+325bps), 4/6/26, Callable 8/4/19 @ 101 (b)	250,000	249,000
CPM Holdings, Inc., 1st Lien Term Loan, 6.15% (LIBOR01M+375bps), 11/17/25, Callable 8/4/19 @ 100 (b)	199,000	196,180
Crown Finance US, Inc., 1st Lien Term Loan B, 4.65% (LIBOR01M+225bps), 2/7/25, Callable 8/4/19 @ 100 (b)	287,730	282,784
Dayco Products LLC, 6.77% (LIBOR03M+425bps), 5/19/24, Callable 8/4/19 @ 100 (b)	489,737	473,821
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 1/24/26 (b) (c) (h)	162,587	163,168
Hertz Corp., Term Loan B1, 5.16% (LIBOR01M+275bps), 6/30/23, Callable 8/4/19 @ 100 (b)	484,733	482,459
Holley Purchaser, Inc., 1st Lien Term Loan, 7.58% (LIBOR03M+500bps), 10/24/25, Callable 8/4/19 @ 101 (b)	199,000	193,030
II-VI Inc, 1st Lien Term Loan, 5/8/26 (b) (c) (h)	250,000	246,095
LifeScan Global Corp., 1st Lien Term Loan, 8.66% (LIBOR06M+600bps), 6/19/24, Callable 8/4/19 @ 101 (b)	482,500	459,581
Navistar, Inc., 1st Lien Term Loan B, 5.91% (LIBOR01M+350bps), 11/2/24, Callable 8/4/19 @ 100 (b)	245,009	244,167
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 6/20/26 (b) (c) (h)	250,000	249,063
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.08% (LIBOR03M+875bps), 7/1/24, Callable 8/4/19 @ 100 (b)	250,000	248,750
Radiate Holdco LLC, 5.40% (LIBOR01M+300bps), 2/1/24, Callable 8/4/19 @ 100 (b)	492,443	480,467
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 5.15% (LIBOR01M+275bps), 2/5/23, Callable 8/4/19 @ 100 (b)	253,658	251,552
SIWF Holdings, Inc., 10.90% (LIBOR01M+850bps), 5/26/26 (b)	500,000	475,000

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 8.15% (LIBOR01M+575bps), 10/1/25, Callable 8/4/19 @ 101 (b)	$498,750	$495,009
Sprint Communications, Inc., 1st Lien Term Loan B, 4.94% (LIBOR01M+250bps), 2/2/24, Callable 8/4/19 @ 100 (b)	493,687	485,665
StandardAero, Ltd., 1st Lien Term Loan, 1/24/26 (b) (c) (h)	87,413	87,725
Stars Group Holdings BV, 5.83% (LIBOR03M+350bps), 6/27/25, Callable 8/4/19 @ 100 (b)	446,049	445,817
Tenneco, Inc., 1st Lien Term Loan B, 5.40% (LIBOR01M+300bps), 6/18/25, Callable 8/4/19 @ 100 (b)	199,000	183,428
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.65% (LIBOR01M+725bps), 11/21/25, Callable 8/4/19 @ 101 (b)	300,000	297,000
Wynn Resorts Ltd., 1st Lien Term Loan B, 4.69% (LIBOR01M+225bps), 10/30/24, Callable 8/4/19 @ 100 (b)	249,375	247,123
Total Senior Secured Loans (Cost $8,916,093)		8,796,046
Corporate Bonds (66.7%)
Communication Services (6.9%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06	500,000	446,900
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	406,712
Cablevision Systems Corp., 5.88%, 9/15/22	500,000	529,010
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (d)	500,000	525,105
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e) (f)	300,000	325,407
		2,233,134
Consumer Discretionary (12.4%):
AV Homes, Inc., 6.63%, 5/15/22, Callable 8/5/19 @ 103.31	175,000	181,281
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (d)	400,000	347,504
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	392,000	414,289
Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75 (f)	150,000	157,239
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	400,000	436,660
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	500,000	525,080
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	262,140
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	250,000	256,913
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	300,000	314,421
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f)	500,000	542,309
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	495,985
		3,933,821
Consumer Staples (6.5%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	500,000	504,570
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	200,000	202,062
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e) (f)	500,000	509,445
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	500,000	485,155
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	330,000	355,526
		2,056,758

See notes to financial statements.

5

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Financials (7.6%):
Acrisure LLC / Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (f)	$225,000	$232,236
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e) (f)	500,000	521,219
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (f)	500,000	527,325
Eagle Holding Co. II LLC, 7.75%, 5/15/22, Callable 8/5/19 @ 101 (f)	250,000	253,338
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	120,000	130,115
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 8/5/19 @ 101.83	250,000	228,780
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (c) (f)	250,000	250,580
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (f)	300,000	311,574
		2,455,167
Health Care (9.8%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/5/19 @ 101.59 (d) (f)	500,000	447,504
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (e) (f)	250,000	278,425
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06 (f)	500,000	510,935
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (f)	200,000	203,436
Endo Finance LLC, 6.00%, 2/1/25, Callable 2/1/20 @ 103 (f)	200,000	134,462
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/5/19 @ 100 (e) (f)	300,000	289,527
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 7/16/19 @ 104 (e) (f)	250,000	220,715
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	300,000	314,208
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (f)	250,000	249,348
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	500,000	520,055
		3,168,615
Industrials (16.6%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/5/19 @ 103.69 (e) (f)	500,000	446,865
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (e) (f)	300,000	303,456
Allison Transmission, Inc., 5.88%, 6/1/29, Callable 6/1/24 @ 102.94 (f)	150,000	157,920
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 8/5/19 @ 102 (f)	250,000	224,488
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (d) (f)	470,000	465,271
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	400,000	400,488
Clean Harbors, Inc.
4.88%, 7/15/27, Callable 7/15/22 @ 102.44 (c) (f)	125,000	127,026
5.13%, 7/15/29, Callable 7/15/24 @ 102.56 (c) (f)	125,000	127,699
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41 (d)	500,000	519,989
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (f)	150,000	156,014
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (d) (f)	500,000	485,865
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (d) (e) (f)	250,000	244,990
Stevens Holding Co., Inc., 6.13%, 10/1/26, Callable 10/1/23 @ 101.53 (f)	330,000	347,618
TransDigm, Inc., 6.50%, 7/15/24, Callable 8/5/19 @ 103.25	400,000	404,904
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/5/19 @ 100	250,000	246,890
United Rentals, Inc., 6.50%, 12/15/26, Callable 12/15/21 @ 103.25 (d)	200,000	216,322
W/S Packaging Holdings, Inc., 9.00%, 4/15/23 (e) (f)	400,000	437,680
		5,313,485

See notes to financial statements.

6

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (6.9%):
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (f)	$450,000	$466,727
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	400,000	413,000
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (f)	670,000	692,452
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (d) (f)	330,000	305,257
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27, Callable 3/15/22 @ 103.25 (f)	130,000	135,961
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d) (e) (f)	250,000	225,906
		2,239,303
Total Corporate Bonds (Cost $21,054,251)		21,400,283
Collateral for Securities Loaned^ (10.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	715,423	715,423
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	921,547	921,547
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	23,933	23,933
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	393,431	393,431
JPMorgan Prime Money Market Fund, Capital Class , 2.41% (g)	536,484	536,484
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	834,561	834,561
Total Collateral for Securities Loaned (Cost $3,425,379)		3,425,379
Total Investments (Cost $34,126,945) — 107.3%		34,380,958
Liabilities in excess of other assets — (7.3)%		(2,352,034)
NET ASSETS — 100.00%		$32,028,924

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security is on loan.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $15,031,179 and amounted to 46.9% of net assets.

(g)  Rate disclosed is the daily yield on June 30, 2019.

(h)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory High Yield VIP Series
ASSETS:
Investments, at value (Cost $34,126,945)	$34,380,958	(a)
Cash and cash equivalents	1,709,474
Interest and dividends receivable	404,163
Receivable for capital shares issued	593
Receivable for investments sold	1,590,232
Receivable from Adviser	4,876
Prepaid expenses	991
Total Assets	38,091,287
LIABILITIES:
Payables:
Collateral received on loaned securities	3,425,379
Investments purchased	2,559,188
Capital shares redeemed	43,225
Accrued expenses and other payables:
Investment advisory fees	15,760
Administration fees	1,608
Custodian fees	1,756
Transfer agent fees	3,759
Chief Compliance Officer fees	42
Other accrued expenses	11,646
Total Liabilities	6,062,363
NET ASSETS:
Capital	32,314,877
Total distributable earnings/(loss)	(285,953)
Net Assets	$32,028,924
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	4,244,383
Net asset value:	$7.55

(a)  Includes $3,312,451 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividends	$7,580
Interest	1,116,415
Securities lending (net of fees)	15,754
Total Income	1,139,749
Expenses:
Investment advisory fees	95,594
Administration fees	10,067
Custodian fees	5,686
Transfer agent fees	21,913
Trustees' fees	1,448
Chief Compliance Officer fees	112
Legal and audit fees	7,360
Other expenses	9,906
Total Expenses	152,086
Expenses waived/reimbursed by Adviser	(10,259)
Net Expenses	141,827
Net Investment Income (Loss)	997,922
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(95,093)
Net change in unrealized appreciation/depreciation on investment securities	2,247,980
Net realized/unrealized gains (losses) on investments	2,152,887
Change in net assets resulting from operations	$3,150,809

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$997,922	$2,232,471
Net realized gains (losses) from investments	(95,093)	356,829
Net change in unrealized appreciation/depreciation on investments	2,247,980	(2,369,605)
Change in net assets resulting from operations	3,150,809	219,695
Change in net assets resulting from distributions to shareholders	—	(179,666)
Change in net assets resulting from capital transactions	(2,040,120)	(6,521,715)
Change in net assets	1,110,689	(6,481,686)
Net Assets:
Beginning of period	30,918,235	37,399,921
End of period	$32,028,924	$30,918,235
Capital Transactions:
Proceeds from shares issued	$659,694	$1,232,848
Distributions reinvested	—	179,666
Cost of shares redeemed	(2,699,814)	(7,934,229)
Change in net assets resulting from capital transactions	$(2,040,120)	$(6,521,715)
Share Transactions:
Issued	88,956	176,340
Reinvested	—	26,344
Redeemed	(367,350)	(1,133,739)
Change in Shares	(278,394)	(931,055)

See notes to financial statements.

10

This page is intentionally left blank.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Return of Capital
Victory High Yield VIP Series
Six Months Ended 6/30/19 (unaudited)	$6.84	0.23	(d)	0.48	0.71	—	—	—
Year Ended 12/31/18	$6.86	0.45	(d)	(0.43)	0.02	(0.04)	—	—
Year Ended 12/31/17	$6.63	0.42	(d)	0.24	0.66	(0.43)	—	—
Year Ended 12/31/16	$6.13	0.41	(d)	0.53	0.94	(0.45)	—	—
Year Ended 12/31/15	$6.90	0.43	(d)	(0.75)	(0.32)	(0.44)	—	(0.01)
Year Ended 12/31/14	$7.70	0.50		(0.56)	(0.06)	(0.53)	(0.21)	—

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.15% for the period shown. (See Note 8)

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Capital contributions from prior custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory High Yield VIP Series
Six Months Ended 6/30/19 (unaudited)	—	—	$7.55	10.23%		0.89%	6.26%	0.95	%(f)	$32,029	41%
Year Ended 12/31/18	(0.04)	—	$6.84	0.29%		0.83%	6.38%	0.83%		$30,918	94%
Year Ended 12/31/17	(0.43)	—	$6.86	9.94%		0.79%	6.02%	0.79%		$37,411	173%
Year Ended 12/31/16	(0.45)	0.01	$6.63	15.44	%(e)	0.87%	6.31%	0.87	%(f)	$38,842	159%
Year Ended 12/31/15	(0.45)	—	$6.13	(4.58)%		0.89%	6.15%	0.89%		$38,503	148%
Year Ended 12/31/14	(0.74)	—	$6.90	(0.84)%		0.82%	5.68%	0.82%		$44,533	212%
See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory High Yield VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$759,250	$—	$759,250
Senior Secured Loans	—	8,796,046	8,796,046
Corporate Bonds	—	21,400,283	21,400,283
Collateral for Securities Loaned	3,425,379	—	3,425,379
Total	$4,184,629	$30,196,329	$34,380,958

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note below regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$3,312,451	$3,312,451	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$12,654,821	$14,188,412

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue") with respect to the Fund. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.60% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.89%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2022
$29	$10,259

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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The Fund will be subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$179,666	$—	$179,666

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$2,209,103	$—	$2,209,103	$(3,651,790)	$(1,994,075)	$(3,436,762)

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the most recent tax year ended December 31, 2018, the Fund had short term and long term capital loss carryforwards of $1,034,189 and $2,617,601 respectively that were not subject to expiration.

During the most recent tax year ended December 31, 2018, the Fund utilized $349,395 of capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$34,127,086	$775,285	$(521,413)	$253,872

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	100.0%

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards ("ASU") Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortization cost basis of investments was reduced by $12,038 and unrealized appreciation of investment was increased by $12,038. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2019

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,102.30	$1,020.38	$4.64	$4.46	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Low Duration Bond VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information
Trustee and Officer Information	28
Proxy Voting and Portfolio Holdings Information	31
Expense Examples	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory INCORE Low Duration Bond VIP Series seeks to provide a high level of current income consistent with preservation of capital.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (8.7%)
AmeriCredit Automobile Receivables Trust , Series 2016-3, Class C, 2.24%, 4/8/22, Callable 12/8/20 @ 100 (a)	$1,635,000	$1,631,364
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 8/18/21 @ 100 (a)	1,385,000	1,385,211
AmeriCredit Automobile Receivables Trust , Series 2015-3, Class D, 3.34%, 8/8/21, Callable 2/8/20 @ 100 (a)	1,675,000	1,683,470
AmeriCredit Automobile Receivables Trust , Series 2018-1, Class B, 3.26%, 1/18/24, Callable 4/18/22 @ 100 (a)	2,800,000	2,843,728
Avis Budget Rental Car Funding (AESOP) LLC , Series 2014-1, Class A, 2.46%, 7/20/20 (a) (b)	208,333	208,281
Chrysler Capital Auto Receivables Trust , Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 6/15/21 @ 100 (a) (b)	1,700,000	1,695,799
Drive Auto Receivables Trust , Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 12/15/20 @ 100 (a) (b)	390,689	391,015
Drive Auto Receivables Trust , Series 2018-2, Class B, 3.22%, 4/15/22, Callable 6/15/21 @ 100 (a)	3,218,710	3,223,820
Santander Drive Auto Receivables Trust , Series 2016-3, Class C, 2.46%, 3/15/22, Callable 11/15/20 @ 100 (a)	2,588,209	2,587,764
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 4/15/21 @ 100 (a)	1,247,169	1,246,293
Santander Drive Auto Receivables Trust , Series 2018-2, Class B, 3.03%, 9/15/22, Callable 4/15/21 @ 100 (a)	2,750,000	2,762,287
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 3/15/21 @ 100 (a)	299,519	299,432
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (a) (b)	1,585,000	1,596,512
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24 (a)	1,610,000	1,606,062
Total Asset Backed Securities (Cost $23,111,766)		23,161,038
Collateralized Mortgage Obligations (2.4%)
Galaxy CLO Ltd. , Series 2017-24A, Class A, 3.72% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100 (a) (b) (c)	1,000,000	991,588
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (d)	2,000,000	2,131,521
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (a)	15,969	16,075
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 3.85% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100 (a) (b) (c)	2,175,000	2,169,602
Voya CLO Ltd. , Series 2017-4A, Class A1, 3.73% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100 (a) (b) (c)	1,000,000	996,771
Total Collateralized Mortgage Obligations (Cost $6,372,300)		6,305,557
Corporate Bonds (49.6%)
Communication Services (3.8%):
AT&T, Inc. 2.45%, 6/30/20, Callable 5/30/20 @ 100 (a)	4,079,000	4,075,165
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	919,000	938,189
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	865,000	926,605

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	$2,255,000	$2,297,101
Verizon Communications, Inc. 5.15%, 9/15/23 (a)	631,000	705,199
3.38%, 2/15/25	457,000	477,067
3.62%(LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a) (c)	719,000	728,117
		10,147,443
Consumer Discretionary (4.5%):
Best Buy Co., Inc. 5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)	2,115,000	2,203,957
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	718,000	758,086
BorgWarner, Inc., 4.63%, 9/15/20 (a)	859,000	879,676
D.R Horton, Inc., 4.00%, 2/15/20 (a)	2,133,000	2,149,979
General Motors Co., 4.88%, 10/2/23 (a)	656,000	695,852
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	2,622,000	2,653,831
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	2,635,000	2,730,044
		12,071,425
Consumer Staples (3.8%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)	1,041,000	1,113,943
BAT Capital Corp., 2.30%, 8/14/20 (a)	2,250,000	2,245,140
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100 (a) (e)	1,515,000	1,514,439
Constellation Brands, Inc. 3.22%(LIBOR03M+70bps), 11/15/21, Callable 10/30/19 @ 100 (a) (c)	2,500,000	2,500,075
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	496,000	553,898
Ingredion, Inc., 4.63%, 11/1/20 (a)	900,000	924,273
Molson Coors Brewing Co., 1.45%, 7/15/19 (a)	1,250,000	1,249,488
		10,101,256
Energy (3.5%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	894,000	938,807
Ecopetrol SA, 5.88%, 9/18/23 (a)	622,000	688,697
LUKOIL International Finance BV, 6.13%, 11/9/20 (a) (b)	2,815,000	2,928,782
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,040,000	1,052,990
Pioneer Natural Resource Co. 7.50%, 1/15/20 (a)	1,135,000	1,164,328
3.45%, 1/15/21, Callable 12/15/20 @ 100 (a)	1,825,000	1,848,835
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	480,000	503,064
		9,125,503
Financials (11.1%):
Alleghany Corp., 5.63%, 9/15/20 (a)	800,000	829,552
Bank of America Corp. 2.25%, 4/21/20, MTN (a)	1,300,000	1,300,104
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a) (c)	754,000	752,628
4.20%, 8/26/24 (a)	1,220,000	1,296,750
Capital One Financial Corp. 2.50%, 5/12/20, Callable 4/12/20 @ 100 (a)	590,000	590,578
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,563,385
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,189,000	1,219,427

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc. 3.52%(LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (c)	$1,500,000	$1,515,915
4.45%, 9/29/27 (a)	694,000	747,750
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	1,319,000	1,385,781
KeyBank NA, 1.60%, 8/22/19 (a)	3,000,000	2,996,369
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/5/19 @ 102.69 (a)	325,000	332,238
Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100 (a)	335,000	334,839
Morgan Stanley 2.65%, 1/27/20 (a)	1,355,000	1,356,572
4.88%, 11/1/22 (a)	1,125,000	1,203,390
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a) (b)	1,756,000	1,829,436
SVB Financial Group, 5.38%, 9/15/20 (a)	1,741,000	1,799,846
The Goldman Sachs Group, Inc., 3.69%(LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a) (c)	1,500,000	1,512,090
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	3,000,000	3,023,700
ZB NA, 3.50%, 8/27/21 (a)	1,465,000	1,494,886
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	910,000	925,889
		30,011,125
Health Care (5.1%):
Abbott Laboratories, 2.90%, 11/30/21, Callable 10/30/21 @ 100 (a)	1,835,000	1,864,764
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)	2,137,000	2,131,123
Agilent Technologies, Inc., 5.00%, 7/15/20 (a)	1,500,000	1,536,030
Amgen, Inc., 2.20%, 5/11/20 (a)	2,705,000	2,699,698
Biogen, Inc., 2.90%, 9/15/20 (a)	2,623,000	2,636,036
Celgene Corp., 2.88%, 2/19/21 (a)	3,020,000	3,044,462
		13,912,113
Industrials (3.5%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19 (a)	1,330,000	1,349,445
Aercap Holdings NV, 4.63%, 10/30/20 (a)	2,015,000	2,068,115
Honeywell International, Inc., 1.80%, 10/30/19 (a) (e)	744,000	742,691
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	1,150,000	1,176,462
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100 (a)	1,756,000	1,753,085
Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100 (a)	1,098,000	1,117,907
Spirit AeroSystems, Inc., 3.21%(LIBOR03M+80bps), 6/15/21, Callable 8/5/19 @ 100 (a) (c)	1,000,000	992,570
		9,200,275
Information Technology (5.1%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	3,244,000	3,253,602
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,050,000	2,062,198
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100	616,000	656,434
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,928,000	2,950,633
NetApp, Inc. 2.00%, 9/27/19 (a) (e)	1,025,000	1,023,442
3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,310,000	1,325,917
VMware, Inc., 2.30%, 8/21/20 (a)	2,110,000	2,104,282
		13,376,508

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Materials (3.1%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a) (b)	$3,275,000	$3,351,340
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)	693,000	705,162
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	857,840
Newmont Mining Corp., 5.13%, 10/1/19 (a)	3,285,000	3,303,593
		8,217,935
Real Estate (3.1%):
CubeSmart, LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	2,731,000	2,878,364
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100 (a)	1,000,000	1,011,580
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	2,200,000	2,216,390
Ventas Realty, LP, 4.25%, 3/1/22, Callable 12/1/21 @ 100 (a)	2,200,000	2,295,502
		8,401,836
Utilities (3.0%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a) (e)	1,950,000	1,954,992
Exelon Corp. 3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)	2,117,000	2,168,231
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	647,000	688,803
3.40%, 4/15/26, Callable 1/15/26 @ 100	317,000	325,372
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (a) (b)	3,290,000	3,303,687
		8,441,085
Total Corporate Bonds (Cost $132,100,889)		133,006,504
Residential Mortgage Backed Securities (3.9%)
Bear Stearns Alt-A Trust , Series 2003-3, Class 2A, 4.45%, 10/25/33, Callable 7/25/19 @ 100 (a) (d)	449,383	449,383
Bear Stearns Alt-A Trust , Series 2004-6, Class 1A, 3.04% (LIBOR01M+64bps), 7/25/34, Callable 7/25/19 @ 100 (a) (c)	111,327	111,323
Credit Suisse First Boston Mortgage Securities Corp. , Series 2003-23, Class 2A8, 4.50%, 12/31/49 (a)	2,405	2,478
Credit Suisse First Boston Mortgage Securities Corp. , Series 2004-AR7, Class 4A1, 4.40%, 11/25/34, Callable 7/25/19 @ 100 (a) (d)	353,025	353,025
JPMorgan Mortgage Trust , Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 4/25/34 @ 100 (a) (b) (d)	888,060	901,706
JPMorgan Mortgage Trust , Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 9/25/29 @ 100 (a) (b) (d)	2,258,738	2,247,231
JPMorgan Mortgage Trust , Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 3/25/28 @ 100 (a) (b) (d)	1,286,199	1,304,964
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 10/25/39 @ 100 (a) (b) (d)	617,568	626,579
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 7/25/19 @ 100 (a)	2,175	2,175
JPMorgan Mortgage Trust , Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/19 @ 100 (a)	2,405	2,405
JPMorgan Mortgage Trust , Series 2014-5, Class A11, 2.98%, 10/25/29, Callable 12/25/24 @ 100 (a) (b) (d)	1,903,028	1,913,000

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 3.78% (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100 (a) (b) (c)	$1,750,000	$1,749,349
Morgan Stanley Mortgage Loan Trust , Series 2005-6AR, Class 1A1, 2.68% (LIBOR01M+28bps), 11/25/35, Callable 7/25/19 @ 100 (a) (c)	52,263	52,239
Residential Asset Securities Corp. , Series 2005-KS1, Class M1, 3.08% (LIBOR01M+68bps), 2/25/35, Callable 7/25/19 @ 100 (a) (c)	613,206	608,027
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/19 @ 100 (a)	1,534	1,534
Wells Fargo Mortgage Backed Securities Trust , Series 2004-M, Class A7, 4.70%, 8/25/34, Callable 7/25/19 @ 100 (a) (d)	113,339	113,339
Wells Fargo Mortgage Backed Securities Trust , Series 2004-O, Class A1, 4.71%, 8/25/34, Callable 7/25/19 @ 100 (a) (d)	78,483	78,483
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Z, Class 2A2, 4.97%, 12/25/34, Callable 7/25/19 @ 100 (a) (d)	43,412	43,412
Total Residential Mortgage Backed Securities (Cost $10,595,210)		10,560,652
U.S. Government Mortgage Backed Agencies (15.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 – 8/1/40 (a)	915,748	985,463
5.50%, 10/25/23 (a)	5,553	5,803
Series 4207, Class JD, 1.50%, 5/15/28 (a)	2,308,091	2,256,966
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,743,654	1,749,209
7.00%, 9/1/38 (a)	6,427	7,782
Series 4320, Class AP, 3.50%, 7/15/39 (a)	893,804	924,721
Series 3713, Class PA, 2.00%, 2/15/40 – 4/15/44 (a)	9,986,188	9,881,605
Series 4049, Class AB, 2.75%, 12/15/41 (a)	562,182	565,429
		16,376,978
Federal National Mortgage Association
Series 2012-63, Class VG, 4.00%, 8/25/23	385,283	394,504
Series 2010-156, Class DY, 3.50%, 1/25/26 – 3/25/44 (a)	6,203,389	6,319,021
6.00%, 2/1/37 (a)	1,019,169	1,195,006
Series 2013-33, Class UD, 2.50%, 4/25/39 – 5/25/40 (a)	3,239,657	3,249,588
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	2,386,366	2,479,202
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	941,127	949,689
5.00%, 2/1/41 – 10/1/41 (a)	3,448,580	3,708,067
		18,295,077
Government National Mortgage Association
Series 2016-156, Class AP, 2.25%, 12/20/42 (a)	3,839,273	3,839,804
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	1,788,476	1,811,800
		5,651,604
Total U.S. Government Mortgage Backed Agencies (Cost $40,271,358)		40,323,659
U.S. Treasury Obligations (17.6%)
U.S. Treasury Bills
2.14%, 11/14/19 (a) (f)	30,921,000	30,684,023
2.01%, 1/2/20 (a) (f)	12,301,000	12,174,699
U.S. Treasury Notes, 1.63%, 8/31/19 (a) (e)	4,171,000	4,166,438
Total U.S. Treasury Obligations (Cost $46,962,399)		47,025,160

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (g)	$1,000,883	$1,000,883
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (g)	1,289,252	1,289,252
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (g)	33,482	33,482
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (g)	550,412	550,412
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (g)	750,545	750,545
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (g)	1,167,558	1,167,558
Total Collateral for Securities Loaned (Cost $4,792,132)		4,792,132
Total Investments (Cost $264,206,054) — 99.1%		265,174,702
Other assets in excess of liabilities — 0.9%		2,397,740
NET ASSETS — 100.00%		$267,572,442

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of these securities has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of these securities was $30,337,163 and amounted to 11.3% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2019.

(d)  The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2019.

(e)  All or a portion of this security is on loan.

(f)  Rate represents the effective yield at June 30, 2019.

(g)  Rate disclosed is the daily yield on June 30, 2019.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2019, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	562	9/30/19	$120,166,329	$120,930,935	$764,606

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	67	9/19/19	$8,571,706	$8,573,910	$(2,204)
5-Year U.S. Treasury Note Future	282	9/30/19	33,106,039	33,320,077	(214,038)
					$(216,242)
	Total unrealized appreciation				$764,606
	Total unrealized depreciation				(216,242)
	Total net unrealized appreciation(depreciation)				$548,364

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2019 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 32	5.00%	6/20/24	Daily	3.21%	$16,600,000	$1,256,067	$934,868	$321,199
						$1,256,067	$934,868	$321,199

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory INCORE Low Duration Bond VIP Series
ASSETS:
Investments, at value (Cost $264,206,054)	$265,174,702	(a)
Cash and cash equivalents	3,147,242
Deposits with brokers for futures contracts	1,722,823
Deposits with brokers for swap agreements	1,845,187
Interest and dividends receivable	1,374,531
Receivable for investments sold	5,468,412
Variation margin receivable on open swap agreements	18,570
Receivable from Adviser	113,544
Prepaid expenses	8,367
Total Assets	278,873,378
LIABILITIES:
Payables:
Collateral received on loaned securities	4,792,132
Investments purchased	6,046,537
Capital shares redeemed	245,368
Variation margin payable on open futures contracts	24,484
Accrued expenses and other payables:
Investment advisory fees	99,306
Administration fees	13,503
Custodian fees	2,733
Transfer agent fees	31,944
Chief Compliance Officer fees	331
Other accrued expenses	44,598
Total Liabilities	11,300,936
NET ASSETS:
Capital	264,010,591
Total distributable earnings/(loss)	3,561,851
Net Assets	$267,572,442
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	25,415,453
Net asset value:	$10.53

(a)  Includes $4,675,237 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
Investment Income:
Interest	$3,630,126
Securities lending (net of fees)	1,101
Total Income	3,631,227
Expenses:
Investment advisory fees	589,661
Administration fees	82,798
Custodian fees	8,907
Transfer agent fees	181,022
Trustees' fees	11,330
Chief Compliance Officer fees	917
Legal and audit fees	17,751
Other expenses	33,295
Total Expenses	925,681
Expenses waived/reimbursed by Adviser	(231,149)
Net Expenses	694,532
Net Investment Income (Loss)	2,936,695
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	257,346
Net realized gains (losses) from futures contracts	428,864
Net realized gains (losses) from swap agreements	(2,446,926)
Net change in unrealized appreciation/depreciation on investment securities	3,678,336
Net change in unrealized appreciation/depreciation on futures contracts	(145,167)
Net change in unrealized appreciation/depreciation on swap agreements	1,803,693
Net realized/unrealized gains (losses) on investments	3,576,146
Change in net assets resulting from operations	$6,512,841

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,936,695	$5,274,270
Net realized gains (losses) from investments	(1,760,716)	(154,847)
Net change in unrealized appreciation/depreciation on investments	5,336,862	(2,268,960)
Change in net assets resulting from operations	6,512,841	2,850,463
Change in net assets resulting from distributions to shareholders	—	(1,374,412)
Change in net assets resulting from capital transactions	(3,389,139)	(29,333,670)
Change in net assets	3,123,702	(27,857,619)
Net Assets:
Beginning of period	264,448,740	292,306,359
End of period	$267,572,442	$264,448,740
Capital Transactions:
Proceeds from shares issued	$13,046,488	$20,030,792
Distributions reinvested	—	1,374,412
Cost of shares redeemed	(16,435,627)	(50,738,874)
Change in net assets resulting from capital transactions	$(3,389,139)	$(29,333,670)
Share Transactions:
Issued	1,255,748	1,955,580
Reinvested	—	134,219
Redeemed	(1,583,077)	(4,949,055)
Change in Shares	(327,329)	(2,859,256)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Low Duration Bond VIP Series
Six Months Ended 6/30/19 (unaudited)	$10.27	0.12	(d)	0.14	0.26	—	—
Year Ended 12/31/18	$10.22	0.19	(d)	(0.09)	0.10	(0.05)	(0.05)
Year Ended 12/31/17	$10.20	0.15	(d)	0.02	0.17	(0.15)	(0.15)
Year Ended 12/31/16	$10.13	0.12	(d)	0.09	0.21	(0.14)	(0.14)
Year Ended 12/31/15	$10.22	0.14	(d)	(0.09)	0.05	(0.14)	(0.14)
Year Ended 12/31/14	$10.30	0.18		(0.08)	0.10	(0.18)	(0.18)

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover increased due to a change within the portfolio holdings during the year.

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Capital contributions from prior custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory INCORE Low Duration Bond VIP Series
Six Months Ended 6/30/19 (unaudited)	—		$10.53	2.53%		0.53%	2.24%	0.71	%(g)	$267,572	32%
Year Ended 12/31/18	—		$10.27	1.01%		0.53%	1.85%	0.58	%(g)	$264,449	55%
Year Ended 12/31/17	—		$10.22	1.64%		0.53%	1.44%	0.58	%(g)	$292,306	91	%(h)
Year Ended 12/31/16	—	(e)	$10.20	2.04	%(f)	0.53%	1.21%	0.53%		$273,151	55%
Year Ended 12/31/15	—		$10.13	0.47%		0.53%	1.33%	0.53%		$276,164	38%
Year Ended 12/31/14	—		$10.22	0.92%		0.55%	1.74%	0.55%		$265,514	39%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Low Duration Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements are valued at the mean between the current bid and ask prices. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory INCORE Low Duration Bond VIP Series
Asset Backed Securities	$—	$—	$23,161,038	$—	$23,161,038	$—
Collateralized Mortgage Obligations	—	—	6,305,557	—	6,305,557	—
Corporate Bonds	—	—	133,006,504	—	133,006,504	—
Residential Mortgage Backed Securities	—	—	10,560,652	—	10,560,652	—
U.S. Government Mortgage Backed Agencies	—	—	40,323,659	—	40,323,659	—
U.S. Treasury Obligations	—	—	47,025,160	—	47,025,160	—
Futures Contracts	—	548,364	—	—	—	548,364
Credit Default Swap	—	—	—	321,199	—	321,199
Collateral for Securities Loaned	4,792,132	—	—	—	4,792,132	—
Total	$4,792,132	$548,364	$260,382,570	$321,199	$265,174,702	$869,563

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note below regarding below investment grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding,

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

As of June 30, 2019, the Fund entered into Futures Contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2019, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

	Assets		Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Open Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Open Swap Agreements*
Credit Risk Exposure	$—	$321,199	$—	$—
Interest Rate Risk Exposure	764,606	—	216,242	—

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2019.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Swap Agreements
Credit Risk Exposure	$—	$(2,446,926)	$—	$1,803,693
Interest Rate Risk Exposure	428,864	—	(145,167)	—

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$4,675,237	$4,675,237	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distributions reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$24,790,787	$44,718,273	$48,274,200	$48,942,211

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.45% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.53%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022
$1,866	$132,033	$155,683	$231,149

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

The Funds will be subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuers' credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,374,411	$—	$1,374,411

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$5,011,777	$—	$5,011,777	$(5,226,542)	$(2,736,224)	$(2,950,989)

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

As of the most recent tax year ended December 31, 2018, the Fund had short term and long term capital loss carryforwards of $1,492,605 and $3,733,937 respectively that were not subject to expiration.

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$264,222,704	$1,438,014	$(486,016)	$951,998

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	100.0%

10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced by $33,823 and unrealized appreciation of investments was increased by $33,823. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

26

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

27

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011- July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011- January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,025.30	$1,022.17	$2.66	$2.66	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

31

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-ILDBVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory RS International VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Australia (6.5%):
Financials (1.6%):
Macquarie Group Ltd.	27,833	$2,454,523
Health Care (1.4%):
CSL Ltd.	14,105	2,135,384
Materials (1.6%):
BHP Billiton Ltd.	85,122	2,473,854
Real Estate (1.9%):
Scentre Group	1,073,896	2,897,598
		9,961,359
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	12,493	844,514
China (2.1%):
Communication Services (1.2%):
Tencent Holdings Ltd.	39,300	1,777,978
Financials (0.9%):
China Merchants Bank Co. Ltd., Class H	293,500	1,456,526
		3,234,504
Denmark (1.2%):
Consumer Staples (1.2%):
Royal Unibrew A/S	24,357	1,781,165
France (8.5%):
Consumer Discretionary (3.6%):
Cie Generale des Etablissements Michelin	19,275	2,436,523
LVMH Moet Hennessy Louis Vuitton SA	7,044	2,993,802
		5,430,325
Energy (1.4%):
Total SA	39,152	2,195,610
Financials (1.3%):
AXA SA	76,018	1,995,842
Information Technology (1.3%):
Cap Gemini SA	15,450	1,920,445
Materials (0.9%):
Arkema SA	15,222	1,414,734
		12,956,956
Germany (8.1%):
Financials (2.2%):
Allianz SE	14,239	3,433,211
Health Care (0.3%):
Bayer AG	6,962	482,760

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (2.3%):
Siemens AG	18,437	$2,194,450
Washtec AG	18,350	1,247,224
		3,441,674
Information Technology (1.6%):
SAP SE	18,308	2,509,221
Real Estate (1.7%):
Vonovia SE	53,578	2,558,743
		12,425,609
Hong Kong (2.7%):
Financials (0.9%):
AIA Group Ltd.	136,800	1,477,347
Real Estate (1.3%):
CK Asset Holdings Ltd.	249,000	1,950,760
Utilities (0.5%):
HK Electric Investments & HK Electric Investments Ltd.	749,500	767,456
		4,195,563
Ireland (1.1%):
Industrials (1.1%):
Experian PLC	53,985	1,634,856
Italy (4.4%):
Financials (1.1%):
Banca Generali SpA (a)	57,734	1,661,991
Health Care (0.8%):
Recordati SpA	30,419	1,267,542
Utilities (2.5%):
Enel SpA	537,862	3,751,010
		6,680,543
Japan (20.7%):
Communication Services (0.7%):
Nippon Telegraph & Telephone Corp.	23,800	1,108,989
Consumer Discretionary (4.4%):
Hikari Tsushin, Inc.	8,200	1,791,675
Toyota Motor Corp.	55,100	3,420,194
United Arrows Ltd.	46,400	1,450,864
		6,662,733
Consumer Staples (1.8%):
Ito En Ltd.	93,300	2,065,043
Matsumotokiyoshi Holdings Co. Ltd.	24,900	731,486
		2,796,529

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (2.5%):
Jafco Co. Ltd.	27,000	$992,078
Mitsubishi UFJ Financial Group, Inc.	306,200	1,458,626
Tokio Marine Holdings, Inc.	27,600	1,385,033
		3,835,737
Health Care (2.6%):
Hoya Corp.	28,000	2,152,218
Shionogi & Co. Ltd.	30,500	1,762,622
		3,914,840
Industrials (5.5%):
EN-Japan, Inc.	39,600	1,550,182
Fuji Electric Co. Ltd.	45,500	1,577,101
Hitachi Construction Machinery Co. Ltd.	48,000	1,255,935
ITOCHU Corp.	56,400	1,080,607
Kyowa Exeo Corp.	28,200	703,816
Okuma Corp.	17,000	876,785
Sanwa Holdings Corp.	127,100	1,370,154
		8,414,580
Information Technology (1.5%):
Fujitsu Ltd.	12,800	894,669
Oracle Corp. Japan	11,900	871,395
Ulvac, Inc.	16,500	525,813
		2,291,877
Materials (0.3%):
DIC Corp.	17,700	468,741
Real Estate (0.5%):
Sumitomo Realty & Development	19,500	697,705
Utilities (0.9%):
Chubu Electric Power Co., Inc.	96,600	1,357,162
		31,548,893
Macau (0.9%):
Consumer Discretionary (0.9%):
Wynn Macau Ltd.	641,600	1,436,371
Netherlands (5.1%):
Communication Services (1.8%):
Koninklijke KPN NV	888,238	2,726,887
Financials (1.4%):
ING Groep NV	183,815	2,128,710
Industrials (1.9%):
Wolters Kluwer NV	40,323	2,932,784
		7,788,381
Norway (2.1%):
Energy (0.7%):
Aker BP ASA	38,702	1,116,677

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (1.4%):
SpareBank 1 SMN	184,590	$2,116,452
		3,233,129
Russian Federation (0.7%):
Materials (0.7%):
Evraz PLC	120,690	1,021,720
Spain (2.4%):
Communication Services (1.4%):
Telefonica SA	266,786	2,193,289
Financials (1.0%):
Banco Santander SA	313,279	1,451,560
		3,644,849
Sweden (2.5%):
Industrials (2.5%):
Atlas Copco AB, Class B	99,233	2,854,267
Epiroc AB, Class B	96,162	954,301
		3,808,568
Switzerland (11.3%):
Consumer Staples (3.7%):
Nestle SA, Registered Shares	54,086	5,601,399
Financials (2.3%):
Cembra Money Bank AG	12,726	1,228,584
UBS Group AG, Registered Shares	185,658	2,207,496
		3,436,080
Health Care (5.3%):
Novartis AG	39,819	3,636,637
Roche Holding AG	16,030	4,509,289
		8,145,926
		17,183,405
United Kingdom (16.8%):
Consumer Discretionary (0.9%):
Next PLC	19,437	1,360,841
Consumer Staples (4.2%):
Britvic PLC	124,468	1,404,033
Diageo PLC	58,572	2,520,452
Unilever PLC	41,073	2,549,109
		6,473,594
Energy (3.4%):
BP PLC	281,374	1,959,876
Royal Dutch Shell PLC, Class A	97,808	3,191,580
		5,151,456
See notes to financial statements.

7

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Financials (3.6%):
Close Brothers Group PLC	55,012	$987,146
HSBC Holdings PLC	252,385	2,106,051
Legal & General Group PLC	692,849	2,373,237
		5,466,434
Health Care (1.2%):
Smith & Nephew PLC	82,353	1,787,907
Industrials (1.1%):
RELX PLC	67,534	1,637,674
Materials (2.4%):
Croda International PLC	12,071	785,017
Rio Tinto PLC	47,518	2,940,449
		3,725,466
		25,603,372
Total Common Stocks (Cost $127,967,289)		148,983,757
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI EAFE ETF	23,059	1,515,668
Total Exchange-Traded Funds (Cost $1,509,212)		1,515,668
Collateral for Securities Loaned^ (0.0%) (b)
United States (0.0%): (b)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	10,170	10,170
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	13,100	13,100
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	340	340
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	5,593	5,593
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	7,626	7,626
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	11,863	11,863
Total Collateral for Securities Loaned (Cost $48,692)		48,692
Total Investments (Cost $129,525,193) — 98.7%		150,548,117
Other assets in excess of liabilities — 1.3%		1,918,376
NET ASSETS — 100.00%		$152,466,493

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Amount represents less than 0.05% of net assets.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS International VIP Series
ASSETS:
Investments, at value (Cost $129,525,193)	$150,548,117	(a)
Foreign currency, at value (Cost $71,316)	72,832
Cash and cash equivalents	2,238,642
Interest and dividends receivable	197,487
Receivable for capital shares issued	1,364
Receivable for investments sold	617,537
Reclaims receivable	619,227
Receivable from Adviser	3,530
Prepaid expenses	4,518
Total Assets	154,303,254
LIABILITIES:
Payables:
Collateral received on loaned securities	48,692
Investments purchased	1,592,500
Capital shares redeemed	57,456
Accrued expenses and other payables:
Investment advisory fees	98,848
Administration fees	7,582
Custodian fees	4,555
Transfer agent fees	50
Chief Compliance Officer fees	204
Other accrued expenses	26,874
Total Liabilities	1,836,761
NET ASSETS:
Capital	117,613,751
Total distributable earnings/(loss)	34,852,742
Net Assets	$152,466,493
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	8,493,862
Net asset value:	$17.95

(a)  Includes $46,030 of securities on loan.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividends	$3,922,893
Interest	12,273
Securities lending (net of fees)	21,067
Foreign tax withholding	(445,381)
Total Income	3,510,852
Expenses:
Investment advisory fees	599,115
Administration fees	47,320
Custodian fees	14,651
Transfer agent fees	176
Trustees' fees	6,554
Chief Compliance Officer fees	523
Legal and audit fees	11,311
Other expenses	26,866
Total Expenses	706,516
Expenses waived/reimbursed by Adviser	(9,793)
Net Expenses	696,723
Net Investment Income (Loss)	2,814,129
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	1,711,198
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	17,654,767
Net realized/unrealized gains (losses) on investments	19,365,965
Change in net assets resulting from operations	$22,180,094

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$2,814,129	$3,661,623
Net realized gains (losses) from investments	1,711,198	9,269,743
Net change in unrealized appreciation/depreciation on investments	17,654,767	(30,264,562)
Change in net assets resulting from operations	22,180,094	(17,333,196)
Change in net assets resulting from distributions to shareholders	—	(2,621,141)
Change in net assets resulting from capital transactions	(12,237,132)	(19,040,351)
Change in net assets	9,942,962	(38,994,688)
Net Assets:
Beginning of period	142,523,531	181,518,219
End of period	$152,466,493	$142,523,531
Capital Transactions:
Proceeds from shares issued	$527,530	$6,913,816
Distributions reinvested	—	2,621,141
Cost of shares redeemed	(12,764,662)	(28,575,308)
Change in net assets resulting from capital transactions	$(12,237,132)	$(19,040,351)
Share Transactions:
Issued	30,617	400,845
Reinvested	—	169,597
Redeemed	(747,811)	(1,650,290)
Change in Shares	(717,194)	(1,079,848)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Capital contributions from prior custodian, Net (See Note 8)
Victory RS International VIP Series
Six Months Ended 6/30/19 (unaudited)	$15.47	0.32	(d)	2.16	2.48	—	—	—	—
Year Ended 12/31/18	$17.64	0.38	(d)	(2.26)	(1.88)	(0.15)	(0.14)	(0.29)	—
Year Ended 12/31/17	$14.31	0.31	(d)	3.36	3.67	(0.34)	—	(0.34)	—
Year Ended 12/31/16	$14.39	0.30	(d)	(0.10)	0.20	(0.31)	—	(0.31)	0.03
Year Ended 12/31/15	$14.63	0.31	(d)	(0.19)	0.12	(0.32)	(0.04)	(0.36)	—
Year Ended 12/31/14	$17.26	0.39		(1.30)	(0.91)	(0.35)	(1.37)	(1.72)	—

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.23% for the period shown. (See Note 8)

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

For a Share Outstanding Throughout Each Period

Victory Variable Insurance Funds	Financial Highlights — continued

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory RS International VIP Series
Six Months Ended 6/30/19 (unaudited)	$17.95	16.03%		0.93%	3.76%	0.94	%(f)	$152,466	16%
Year Ended 12/31/18	$15.47	(10.66)%		0.93%	2.20%	0.94	%(f)	$142,524	44%
Year Ended 12/31/17	$17.64	25.68%		0.93%	1.93%	0.95	%(f)	$181,518	57%
Year Ended 12/31/16	$14.31	1.60	%(e)	0.90%	2.13%	0.90%		$175,026	110%
Year Ended 12/31/15	$14.39	0.84%		0.92%	2.00%	0.92%		$185,028	117%
Year Ended 12/31/14	$14.63	(5.30)%		0.92%	2.23%	0.92%		$203,530	193%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS International VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$—	$148,983,757	$148,983,757
Exchange-Traded Funds	1,515,668	—	1,515,668
Collateral for Securities Loaned	48,692	—	48,692
Total	$1,564,360	$148,983,757	$150,548,117

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Companies:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like a common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market whie awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes,

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$46,030	$46,030	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$23,835,229	$33,602,861

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.80% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.93%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022
$39,115	$15,196	$9,793

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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The Fund will be subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize the Facility during the six months ended June 30, 2019.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,384,165	$1,236,976	$2,621,141

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$3,274,057	$8,853,691	$12,127,748	$544,900	$12,672,648

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$133,103,060	$25,272,970	$(7,827,913)	$17,445,057

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

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9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	99.8%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

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Victory Variable Insurance Funds	Supplemental Information June 30, 2019

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011- July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011- January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,160.30	$1,020.18	$4.98	$4.66	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information
Trustee and Officer Information	20
Proxy Voting and Portfolio Holdings Information	23
Expense Examples	23
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory RS Large Cap Alpha VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.5%)
Banks (9.8%):
Citigroup, Inc.	459,820	$32,201,194
The PNC Financial Services Group, Inc.	173,820	23,862,010
U.S. Bancorp	376,700	19,739,080
Wells Fargo & Co.	341,050	16,138,486
		91,940,770
Capital Markets (4.4%):
CBOE Holdings, Inc.	265,960	27,561,435
E*TRADE Financial Corp.	311,010	13,871,046
		41,432,481
Communication Services (9.4%):
Alphabet, Inc., Class A (a)	34,445	37,297,046
Facebook, Inc., Class A (a)	263,330	50,822,690
		88,119,736
Consumer Discretionary (7.5%):
Aramark	809,850	29,203,191
Booking Holdings, Inc. (a)	12,260	22,983,945
LKQ Corp. (a)	690,050	18,362,231
		70,549,367
Consumer Staples (4.4%):
Keurig Dr Pepper, Inc. (b)	355,530	10,274,817
Mondelez International, Inc., Class A	573,010	30,885,239
		41,160,056
Energy (10.2%):
Chevron Corp.	160,140	19,927,822
Devon Energy Corp.	327,291	9,334,339
Diamondback Energy, Inc.	128,800	14,035,336
Enterprise Products Partners LP	998,490	28,826,406
EQT Corp.	1,059,400	16,749,114
Noble Energy, Inc.	312,120	6,991,488
		95,864,505
Health Care (9.1%):
Allergan PLC	85,807	14,366,666
AstraZeneca PLC, ADR (b)	261,210	10,782,749
CVS Health Corp.	173,575	9,458,102
Humana, Inc.	44,580	11,827,074
UnitedHealth Group, Inc.	69,295	16,908,673
Zimmer Biomet Holdings, Inc.	192,760	22,695,562
		86,038,826

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Industrials (6.5%):
Air Canada (a)	458,410	$13,895,137
Eaton Corp. PLC, ADR	253,240	21,089,827
Parker-Hannifin Corp.	89,210	15,166,592
Union Pacific Corp.	67,730	11,453,820
		61,605,376
Information Technology (6.5%):
FleetCor Technologies, Inc. (a)	101,040	28,377,084
Visa, Inc., Class A	190,040	32,981,442
		61,358,526
Insurance (12.1%):
Aflac, Inc.	672,310	36,849,311
Brown & Brown, Inc.	945,060	31,659,510
Cincinnati Financial Corp.	269,010	27,888,267
RenaissanceRe Holdings Ltd., ADR	100,900	17,961,209
		114,358,297
Materials (4.4%):
Freeport-McMoRan, Inc.	1,341,650	15,576,557
Sealed Air Corp. (b)	586,940	25,109,293
		40,685,850
Mortgage Real Estate Investment Trusts (1.5%):
Agnc Investment Corp.	811,730	13,653,299
Real Estate (4.8%):
Equity Commonwealth	631,780	20,545,486
Invitation Homes, Inc.	934,280	24,973,304
		45,518,790
Utilities (5.9%):
Exelon Corp.	280,880	13,465,387
FirstEnergy Corp.	481,210	20,600,600
Vistra Energy Corp. (a) (b)	947,190	21,444,381
		55,510,368
Total Common Stocks (Cost $774,288,459)		907,796,247

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	3,185,114	$3,185,114
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	4,102,791	4,102,791
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	106,549	106,549
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	1,751,579	1,751,579
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	2,388,464	2,388,464
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	3,715,524	3,715,524
Total Collateral for Securities Loaned (Cost $15,250,021)		15,250,021
Total Investments (Cost $789,538,480) — 98.1%		923,046,268
Other assets in excess of liabilities — 1.9%		17,399,668
NET ASSETS — 100.00%		$940,445,936

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Large Cap Alpha VIP Series
ASSETS:
Investments, at value (Cost $789,538,480)	$923,046,268	(a)
Cash and cash equivalents	45,504,706
Interest and dividends receivable	744,219
Receivable for investments sold	13,370,541
Receivable from Adviser	417,259
Prepaid expenses	27,402
Total Assets	983,110,395
LIABILITIES:
Payables:
Collateral received on loaned securities	15,250,021
Investments purchased	25,885,247
Capital shares redeemed	914,280
Accrued expenses and other payables:
Investment advisory fees	381,474
Administration fees	46,830
Custodian fees	6,703
Transfer agent fees	107,935
Chief Compliance Officer fees	1,225
Trustees' fees	1,602
Other accrued expenses	69,142
Total Liabilities	42,664,459
NET ASSETS:
Capital	637,453,916
Total distributable earnings/(loss)	302,992,020
Net Assets	$940,445,936
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	18,205,137
Net asset value:	$51.66

(a)  Includes $14,985,481 of securities on loan.

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividends	$8,863,432
Interest	318,415
Securities lending (net of fees)	12,767
Total Income	9,194,614
Expenses:
Investment advisory fees	2,295,092
Administration fees	290,028
Custodian fees	20,411
Transfer agent fees	624,985
Trustees' fees	39,894
Chief Compliance Officer fees	3,226
Legal and audit fees	47,420
Other expenses	53,438
Total Expenses	3,374,494
Expenses waived/reimbursed by Adviser	(848,477)
Net Expenses	2,526,017
Net Investment Income (Loss)	6,668,597
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	13,275,113
Net change in unrealized appreciation/depreciation on investment securities	137,045,317
Net realized/unrealized gains (losses) on investments	150,320,430
Change in net assets resulting from operations	$156,989,027

See notes to financial statements.

8

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$6,668,597	$11,067,077
Net realized gains (losses) from investments	13,275,113	137,400,719
Net change in unrealized appreciation/depreciation on investments	137,045,317	(229,244,068)
Change in net assets resulting from operations	156,989,027	(80,776,272)
Change in net assets resulting from distributions to shareholders	—	(99,131,571)
Change in net assets resulting from capital transactions	(63,533,292)	(33,842,009)
Change in net assets	93,455,735	(213,749,852)
Net Assets:
Beginning of period	846,990,201	1,060,740,053
End of period	$940,445,936	$846,990,201
Capital Transactions:
Proceeds from shares issued	$2,046,486	$17,538,132
Distributions reinvested	—	99,131,571
Cost of shares redeemed	(65,579,778)	(150,511,712)
Change in net assets resulting from capital transactions	$(63,533,292)	$(33,842,009)
Share Transactions:
Issued	41,884	327,122
Reinvested	—	2,271,183
Redeemed	(1,331,467)	(2,743,529)
Change in Shares	(1,289,583)	(145,224)

See notes to financial statements.

9

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions
Victory RS Large Cap Alpha VIP Series
Six Months Ended 06/30/19 (unaudited)	$43.45	0.35	(d)	7.86	8.21	—	—	—
Year Ended 12/31/18	$54.01	0.60	(d)	(5.44)	(4.84)	(0.02)	(5.70)	(5.72)
Year Ended 12/31/17	$45.98	0.51	(d)	8.07	8.58	(0.55)	—	(0.55)
Year Ended 12/31/16	$44.26	0.50	(d)	3.50	4.00	(0.52)	(1.76)	(2.28)
Year Ended 12/31/15	$50.63	0.60	(d)	(1.64)	(1.04)	(0.67)	(4.66)	(5.33)
Year Ended 12/31/14	$51.52	0.73		6.21	6.94	(0.71)	(7.12)	(7.83)

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Amount is less than $0.005 per share.

(f)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

10

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets			Supplemental Data
	Capital contributions from prior custodian, Net (See Note 8)		Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory RS Large Cap Alpha VIP Series
Six Months Ended 06/30/19 (unaudited)	—		$51.66	18.90%		0.55%	1.45%	0.73%	$940,446	23%
Year Ended 12/31/18	—		$43.45	(9.00)%		0.55%	1.10%	0.62%	$846,990	60%
Year Ended 12/31/17	—		$54.01	18.67%		0.55%	1.02%	0.60%	$1,060,740	56%
Year Ended 12/31/16	—	(e)	$45.98	9.03	%(f)	0.54%	1.12%	0.54%	$1,020,600	84%
Year Ended 12/31/15	—		$44.26	(2.01)%		0.55%	1.20%	0.55%	$1,015,821	47%
Year Ended 12/31/14	—		$50.63	13.58%		0.55%	1.27%	0.55%	$1,148,698	56%

See notes to financial statements.

11

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Large Cap Alpha VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$907,796,247	$—	$—	$907,796,247
Collateral for Securities Loaned	15,250,021	—	—	15,250,021
Total	$923,046,268	$—	$—	$923,046,268

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$14,985,481	$14,985,481	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$203,544,471	$280,953,045

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.55%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022
$522,796	$690,695	$848,477

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$11,515,218	$87,616,353	$99,131,571

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$10,660,966	$137,576,831	$148,237,797	$(2,234,804)	$146,002,993

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2018, the Fund did not utilize capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$787,048,377	$157,908,304	$(21,910,413)	$135,997,891

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	99.8%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

19

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011- July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011- January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,189.00	$1,022.07	$2.99	$2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information
Trustee and Officer Information	21
Proxy Voting and Portfolio Holdings Information	24
Expense Examples	24
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory RS Small Cap Growth Equity VIP Series seeks to provide long-term capital growth.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Biotechnology (17.7%):
Aimmune Therapeutics, Inc. (a) (b)	29,720	$618,770
Amicus Therapeutics, Inc. (a)	102,039	1,273,447
Apellis Pharmaceuticals, Inc. (a)	44,400	1,125,096
Arena Pharmaceuticals, Inc. (a) (b)	19,440	1,139,767
Ascendis Pharma A/S, ADR (a)	9,370	1,078,956
Audentes Therapeutics, Inc. (a)	24,600	931,356
Bluebird Bio, Inc. (a) (b)	7,952	1,011,494
Blueprint Medicines Corp. (a)	13,476	1,271,191
Bridgebio Pharma, Inc. (a)	16,900	455,793
Celyad SA, ADR (a) (d)	16,810	192,811
Cytomx Therapeutics, Inc. (a)	51,400	576,708
Epizyme, Inc. (a) (b)	45,710	573,661
Equillium, Inc. (a) (d)	35,207	199,272
Fate Therapeutics, Inc. (a) (b)	73,420	1,490,425
Gossamer Bio, Inc. (a) (b)	26,960	597,973
Invitae Corp. (a)	56,490	1,327,515
Iovance Biotherapeutics, Inc. (a) (b)	54,574	1,338,154
Kura Oncology, Inc. (a)	51,260	1,009,309
Ligand Pharmaceuticals, Inc., Class B (a) (b)	8,598	981,462
Mirati Therapeutics, Inc. (a) (b)	6,880	708,640
Myovant Sciences Ltd. (a)	59,783	541,036
Sage Therapeutics, Inc. (a) (b)	5,446	997,108
		19,439,944
Communication Services (2.6%):
Bandwidth, Inc., Class A (a) (b)	17,800	1,335,356
QuinStreet, Inc. (a)	68,040	1,078,434
Yelp, Inc. (a)	13,360	456,645
		2,870,435
Communications Equipment (1.0%):
Acacia Communications, Inc. (a)	22,340	1,053,554
Consumer Discretionary (13.2%):
Arco Platform Ltd., ADR, Class A (a)	25,760	1,127,773
Dineequity, Inc. (b)	22,320	2,130,890
Eldorado Resorts, Inc. (a) (b)	23,840	1,098,309
G-III Apparel Group Ltd. (a)	30,390	894,074
Grand Canyon Education, Inc. (a)	5,859	685,620
Monro Muffler Brake, Inc. (b)	18,250	1,556,725
Ollie's Bargain Outlet Holdings, Inc. (a)	9,498	827,371
Planet Fitness, Inc., Class A (a)	15,900	1,151,796
Red Rock Resorts, Inc., Class A	39,410	846,527
Shake Shack, Inc., Class A (a)	15,740	1,136,428
Steven Madden Ltd.	33,873	1,149,988
Strategic Education, Inc.	10,120	1,801,360
		14,406,861

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.1%):
BJ's Wholesale Club Holdings, Inc. (a)	55,640	$1,468,896
Freshpet, Inc. (a) (b)	17,326	788,506
Nomad Foods Ltd., ADR (a)	106,560	2,276,121
		4,533,523
Electronic Equipment, Instruments & Components (1.0%):
Littelfuse, Inc.	5,959	1,054,207
Energy (1.4%):
Matador Resources Co. (a) (b)	26,760	531,989
Newpark Resources, Inc. (a) (b)	136,639	1,013,861
		1,545,850
Financials (6.5%):
eHealth, Inc. (a)	14,320	1,232,952
Essent Group Ltd. (a)	20,950	984,441
Firstcash, Inc. (b)	17,470	1,747,349
Kemper Corp.	22,520	1,943,251
LendingTree, Inc. (a) (b)	2,480	1,041,674
Primerica, Inc.	1,740	208,713
		7,158,380
Health Care Equipment & Supplies (5.8%):
Cryoport, Inc. (a)	30,380	556,562
Glaukos Corp. (a)	12,210	920,634
Insulet Corp. (a) (b)	12,040	1,437,335
Irhythm Technologies, Inc. (a)	6,310	498,995
Masimo Corp. (a)	13,440	2,000,141
Penumbra, Inc. (a) (b)	5,730	916,800
Silk Road Medical, Inc. (a)	420	20,353
		6,350,820
Health Care Providers & Services (2.2%):
Hanger, Inc. (a)	37,510	718,317
HealthEquity, Inc. (a)	8,580	561,132
LHC Group, Inc. (a)	9,780	1,169,492
		2,448,941
Health Care Technology (0.3%):
Inspire Medical System, Inc. (a) (b)	5,790	351,164
Industrials (11.9%):
Advanced Disposal Services, Inc. (a)	24,030	766,797
Altra Industrial Motion Corp.	23,830	855,020
Armstrong World Industries, Inc.	5,580	542,376
Axon Enterprise, Inc. (a) (b)	23,350	1,499,304
Azul SA, ADR (a) (b)	29,080	972,435
Generac Holdings, Inc. (a) (b)	13,910	965,493
Harsco Corp. (a)	66,480	1,824,212
Proto Labs, Inc. (a)	6,050	701,921
Simpson Manufacturing Co., Inc.	16,350	1,086,621
Siteone Landscape Supply, Inc. (a) (b)	26,220	1,817,046

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Trex Co., Inc. (a) (b)	15,120	$1,084,104
Watts Water Technologies, Inc., Class A	8,190	763,144
		12,878,473
IT Services (10.0%):
Euronet Worldwide, Inc. (a)	16,283	2,739,453
Evo Payments, Inc. (a)	41,210	1,299,351
InterXion Holding NV, ADR (a)	30,580	2,326,832
Liveramp Holdings, Inc. (a)	18,430	893,486
Wix.com Ltd., ADR (a)	17,510	2,488,171
WNS Holdings Ltd., ADR (a)	20,776	1,229,939
		10,977,232
Materials (2.5%):
Ashland Global Holdings, Inc.	19,140	1,530,626
Ingevity Corp. (a) (b)	11,560	1,215,765
		2,746,391
Pharmaceuticals (1.3%):
GW Pharmaceuticals PLC, ADR (a) (b)	8,450	1,456,696
Semiconductors & Semiconductor Equipment (6.5%):
Advanced Energy Industries, Inc. (a)	15,990	899,757
Cabot Microelectronics Corp.	12,740	1,402,419
Inphi Corp. (a)	27,740	1,389,774
MKS Instruments, Inc.	11,650	907,419
Monolithic Power Systems, Inc. (b)	8,567	1,163,227
Silicon Laboratories, Inc. (a)	13,470	1,392,798
		7,155,394
Software (10.7%):
ACI Worldwide, Inc. (a)	40,410	1,387,679
Cornerstone OnDemand, Inc. (a)	38,230	2,214,664
Coupa Software, Inc. (a)	20,000	2,532,201
Envestnet, Inc. (a)	16,140	1,103,492
Everbridge, Inc. (a)	15,720	1,405,682
Q2 Holdings, Inc. (a)	10,690	816,288
RingCentral, Inc., Class A (a)	19,378	2,226,920
		11,686,926
Total Common Stocks (Cost $84,039,734)		108,114,791

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (18.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (c)	4,173,302	$4,173,302
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (c)	5,375,691	5,375,691
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (c)	139,606	139,606
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (c)	2,295,010	2,295,010
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (c)	3,129,490	3,129,490
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (c)	4,868,274	4,868,274
Total Collateral for Securities Loaned (Cost $19,981,373)		19,981,373
Total Investments (Cost $104,021,107) — 116.9%		128,096,164
Liabilities in excess of other assets — (16.9)%		(18,479,117)
NET ASSETS — 100.00%		$109,617,047

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2019.

(d)  The Fund's Adviser has deemed these securiiesy to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, illiquid securities were 0.4% of the Fund's net assets.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
ASSETS:
Investments, at value (Cost $104,021,107)	$128,096,164	(a)
Cash and cash equivalents	2,273,651
Interest and dividends receivable	34,201
Receivable for investments sold	79,707
Receivable from Adviser	29,687
Prepaid expenses	2,863
Total Assets	130,516,273
LIABILITIES:
Payables:
Collateral received on loaned securities	19,981,373
Investments purchased	779,236
Capital shares redeemed	43,964
Accrued expenses and other payables:
Investment advisory fees	65,847
Administration fees	5,408
Custodian fees	788
Transfer agent fees	11,013
Chief Compliance Officer fees	135
Other accrued expenses	11,462
Total Liabilities	20,899,226
NET ASSETS:
Capital	58,075,882
Total distributable earnings/(loss)	51,541,165
Net Assets	$109,617,047
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	5,438,596
Net asset value:	$20.16

(a)  Includes $19,826,642 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividends	$166,002
Interest	23,669
Securities lending (net of fees)	15,425
Total Income	205,096
Expenses:
Investment advisory fees	387,407
Administration fees	32,633
Custodian fees	2,912
Transfer agent fees	68,447
Trustees' fees	4,517
Chief Compliance Officer fees	364
Legal and audit fees	8,715
Other expenses	10,099
Total Expenses	515,094
Expenses waived/reimbursed by Adviser	(60,043)
Net Expenses	455,051
Net Investment Income (Loss)	(249,955)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	6,626,837
Net change in unrealized appreciation/depreciation on investment securities	21,377,000
Net realized/unrealized gains (losses) on investments	28,003,837
Change in net assets resulting from operations	$27,753,882

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(249,955)	$(500,451)
Net realized gains (losses) from investments	6,626,837	22,267,262
Net change in unrealized appreciation/depreciation on investments	21,377,000	(28,678,125)
Change in net assets resulting from operations	27,753,882	(6,911,314)
Change in net assets resulting from distributions to shareholders	—	(16,485,913)
Change in net assets resulting from capital transactions	(7,192,809)	982,954
Change in net assets	20,561,073	(22,414,273)
Net Assets:
Beginning of period	89,055,974	111,470,247
End of period	$109,617,047	$89,055,974
Capital Transactions:
Proceeds from shares issued	$1,876,324	$6,277,058
Distributions reinvested	—	16,485,913
Cost of shares redeemed	(9,069,133)	(21,780,017)
Change in net assets resulting from capital transactions	$(7,192,809)	$982,954
Share Transactions:
Issued	101,161	284,919
Reinvested	—	1,088,898
Redeemed	(487,143)	(991,856)
Change in Shares	(385,982)	381,961
See notes to financial statements.

10

This page is intentionally left blank.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distributions
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended 6/30/19 (unaudited)	$15.29	(0.04	)(d)	4.91	4.87	—	—
Year Ended 12/31/18	$20.48	(0.10	)(d)	(1.62)	(1.72)	(3.47)	(3.47)
Year Ended 12/31/17	$14.82	(0.05	)(d)	5.71	5.66	—	—
Year Ended 12/31/16	$14.61	(0.05	)(d)	0.25	0.20	—	—
Year Ended 12/31/15	$17.47	(0.10	)(d)	0.24	0.14	(3.00)	(3.00)
Year Ended 12/31/14	$18.87	(0.10)		1.98	1.88	(3.28)	(3.28)

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Capital contributions from prior custodian, Net (See Note 8)	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended 6/30/19 (unaudited)	—	$20.16	31.85%		0.88%	(0.48)%	1.00	%(f)	$109,617	45%
Year Ended 12/31/18	—	$15.29	(8.25)%		0.88%	(0.44)%	0.89	%(f)	$89,056	76%
Year Ended 12/31/17	—	$20.48	38.19%		0.87%	(0.30)%	0.87%		$111,470	71%
Year Ended 12/31/16	0.01	$14.82	1.44	%(e)	0.88%	(0.39)%	0.88%		$97,242	91%
Year Ended 12/31/15	—	$14.61	0.62%		0.88%	(0.54)%	0.88%		$106,962	88%
Year Ended 12/31/14	—	$17.47	10.13%		0.86%	(0.60)%	0.86%		$118,144	95%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Small Cap Growth Equity VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$108,114,791	$—	$—	$108,114,791
Collateral for Securities Loaned	19,981,373	—	—	19,981,373
Total	$128,096,164	$—	$—	$128,096,164

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$19,826,642	$19,826,642	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$45,265,489	$52,781,475

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.75% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.88%.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2021	Expires 12/31/2022
$1,642	$5,628	$60,043

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not participate in the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$411,847	$16,074,066	$16,485,913

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$90,732	$21,803,368	$21,894,100	$1,893,183	$23,787,283

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

At the six months ended June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$104,564,153	$27,416,428	$(3,844,417)	$23,532,011

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	99.9%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

20

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,318.50	$1,020.43	$5.06	$4.41	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory S&P 500 Index VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information
Trustee and Officer Information	28
Proxy Voting and Portfolio Holdings Information	31
Expense Examples	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory S&P 500 Index VIP Series seeks to track the investment performance of the S&P 500 Index.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communication Services (10.1%):
Activision Blizzard, Inc.	3,705	$174,876
Alphabet, Inc., Class C (a)	1,482	1,601,909
Alphabet, Inc., Class A (a)	1,448	1,567,894
AT&T, Inc. (b)	35,294	1,182,702
CBS Corp., Class B	1,702	84,930
CenturyLink, Inc.	4,640	54,566
Charter Communications, Inc., Class A (a)	832	328,790
Comcast Corp., Class A	21,905	926,143
Discovery Communications, Inc., Class A (a)	763	23,424
Discovery Communications, Inc., Class C (a)	1,744	49,617
DISH Network Corp. (a)	1,116	42,866
Electronic Arts, Inc. (a)	1,435	145,308
Facebook, Inc., Class A (a)	11,619	2,242,467
Fox Corp., Class A	1,714	62,801
Fox Corp., Class B	785	28,676
Netflix, Inc. (a)	2,114	776,514
News Corp., Class A	1,864	25,145
News Corp., Class B	599	8,362
Omnicom Group, Inc.	1,065	87,277
Take-Two Interactive Software, Inc. (a)	544	61,760
The Interpublic Group of Co., Inc.	1,872	42,288
The Walt Disney Co.	8,443	1,178,981
TripAdvisor, Inc. (a)	501	23,191
Twitter, Inc. (a)	3,531	123,232
Verizon Communications, Inc.	20,001	1,142,657
Viacom, Inc., Class B	1,710	51,078
		12,037,454
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	347	53,487
Amazon.com, Inc. (a)	2,000	3,787,261
Aptiv PLC	1,247	100,795
AutoZone, Inc. (a)	119	130,837
Best Buy Co., Inc.	1,124	78,377
Booking Holdings, Inc. (a)	209	391,814
BorgWarner, Inc.	1,002	42,064
Capri Holdings Ltd. (a)	730	25,316
CarMax, Inc. (a)	804	69,811
Carnival Corp., Class A	1,936	90,121
Chipotle Mexican Grill, Inc. (a)	118	86,480
D.R. Horton, Inc.	1,642	70,820
Darden Restaurants, Inc.	595	72,429
Dollar General Corp.	1,249	168,815
Dollar Tree, Inc. (a)	1,149	123,391
eBay, Inc.	3,962	156,499
Expedia, Inc.	572	76,093
Foot Locker, Inc.	543	22,763
Ford Motor Co.	18,951	193,869

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Garmin Ltd.	586	$46,763
General Motors Co.	6,379	245,783
Genuine Parts Co.	706	73,127
H&R Block, Inc.	983	28,802
Hanesbrands, Inc.	1,748	30,101
Harley-Davidson, Inc.	769	27,553
Hasbro, Inc.	560	59,181
Hilton Worldwide Holdings, Inc.	1,408	137,618
Kohl's Corp.	784	37,279
L Brands, Inc.	1,109	28,945
Leggett & Platt, Inc.	635	24,365
Lennar Corp., Class A	1,380	66,875
LKQ Corp. (a)	1,519	40,421
Lowe's Co., Inc.	3,786	382,045
Macy's, Inc.	1,494	32,061
Marriott International, Inc., Class A	1,337	187,568
McDonald's Corp.	3,693	766,888
MGM Resorts International	2,468	70,511
Mohawk Industries, Inc. (a)	298	43,946
Newell Brands, Inc.	1,882	29,020
Nike, Inc., Class B	6,078	510,247
Nordstrom, Inc.	509	16,217
Norwegian Cruise Line Holdings Ltd. (a)	1,042	55,882
O'Reilly Automotive, Inc. (a)	379	139,972
PulteGroup, Inc.	1,233	38,987
PVH Corp.	362	34,260
Ralph Lauren Corp.	252	28,625
Ross Stores, Inc.	1,777	176,136
Royal Caribbean Cruises Ltd.	831	100,726
Starbucks Corp.	5,858	491,076
Tapestry, Inc.	1,403	44,517
Target Corp.	2,478	214,620
The Gap, Inc.	1,024	18,401
The Home Depot, Inc.	5,321	1,106,609
The TJX Co., Inc.	5,865	310,141
Tiffany & Co.	523	48,974
Tractor Supply Co.	583	63,430
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	269	93,313
Under Armour, Inc., Class A (a)	909	23,043
Under Armour, Inc., Class C (a)	939	20,846
VF Corp.	1,575	137,576
Whirlpool Corp.	306	43,562
Wynn Resorts Ltd.	469	58,151
Yum! Brands, Inc.	1,480	163,792
		12,038,997
Consumer Staples (7.3%):
Altria Group, Inc.	9,048	428,423
Archer-Daniels-Midland Co.	2,709	110,527
Brown-Forman Corp., Class B	804	44,566
Campbell Soup Co.	932	37,345

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Church & Dwight Co., Inc.	1,191	$87,014
Colgate-Palmolive Co.	4,152	297,574
Conagra Brands, Inc.	2,350	62,322
Constellation Brands, Inc., Class A	809	159,324
Costco Wholesale Corp.	2,127	562,081
Coty, Inc., Class A (b)	1,454	19,484
General Mills, Inc.	2,896	152,098
Hormel Foods Corp.	1,317	53,391
Kellogg Co.	1,202	64,391
Kimberly-Clark Corp.	1,663	221,645
Lamb Weston Holdings, Inc.	707	44,796
McCormick & Co., Inc.	592	91,766
Molson Coors Brewing Co., Class B	908	50,848
Mondelez International, Inc., Class A	6,966	375,468
Monster Beverage Corp. (a)	1,893	120,830
PepsiCo, Inc.	6,779	888,930
Philip Morris International, Inc.	7,524	590,860
Sysco Corp.	2,287	161,737
The Clorox Co.	616	94,316
The Coca-Cola Co.	18,568	945,483
The Estee Lauder Cos., Inc., Class A	1,060	194,096
The Hershey Co.	674	90,336
The J.M. Smucker Co.	550	63,355
The Kraft Heinz Co.	3,009	93,399
The Kroger Co.	3,901	84,691
The Procter & Gamble Co.	12,131	1,330,164
Tyson Foods, Inc., Class A	1,426	115,135
Walgreens Boots Alliance, Inc.	3,758	205,450
Wal-Mart Stores, Inc.	6,765	747,464
		8,589,309
Energy (4.9%):
Anadarko Petroleum Corp.	2,428	171,320
Apache Corp.	1,818	52,667
Baker Hughes, Inc.	2,490	61,329
Cabot Oil & Gas Corp.	2,047	46,999
Chevron Corp.	9,212	1,146,341
Cimarex Energy Co.	491	29,131
Concho Resources, Inc.	970	100,085
ConocoPhillips	5,466	333,426
Devon Energy Corp.	2,008	57,268
Diamondback Energy, Inc.	749	81,619
EOG Resources, Inc.	2,807	261,500
Exxon Mobil Corp. (b)	20,462	1,568,003
Halliburton Co.	4,227	96,122
Helmerich & Payne, Inc.	534	27,031
Hess Corp.	1,233	78,382
HollyFrontier Corp.	760	35,173
Kinder Morgan, Inc.	9,415	196,585
Marathon Oil Corp.	3,956	56,215
Marathon Petroleum Corp.	3,205	179,095

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
National Oilwell Varco, Inc.	1,866	$41,481
Noble Energy, Inc.	2,313	51,811
Occidental Petroleum Corp.	3,618	181,913
ONEOK, Inc.	1,996	137,345
Phillips 66	2,020	188,951
Pioneer Natural Resources Co.	815	125,396
Schlumberger Ltd.	6,699	266,218
TechnipFMC PLC	2,037	52,840
The Williams Cos., Inc.	5,860	164,314
Valero Energy Corp.	2,018	172,761
		5,961,321
Financials (12.8%):
Affiliated Managers Group, Inc.	248	22,851
Aflac, Inc.	3,605	197,590
American Express Co.	3,312	408,833
American International Group, Inc.	4,206	224,096
Ameriprise Financial, Inc.	648	94,064
Aon PLC	1,163	224,435
Arthur J. Gallagher & Co.	896	78,481
Assurant, Inc.	297	31,595
Bank of America Corp.	42,764	1,240,157
BB&T Corp.	3,704	181,978
Berkshire Hathaway, Inc., Class B (a)	9,372	1,997,829
BlackRock, Inc., Class A	575	269,848
Capital One Financial Corp.	2,271	206,071
CBOE Holdings, Inc.	540	55,960
Chubb Ltd.	2,214	326,099
Cincinnati Financial Corp.	734	76,094
Citigroup, Inc.	11,183	783,145
Citizens Financial Group, Inc.	2,217	78,393
CME Group, Inc.	1,731	336,004
Comerica, Inc.	746	54,189
Discover Financial Services	1,566	121,506
E*TRADE Financial Corp.	1,183	52,762
Everest Re Group Ltd.	197	48,694
Fifth Third BanCorp.	3,517	98,124
First Republic Bank	797	77,827
Franklin Resources, Inc.	1,424	49,555
Hartford Financial Services Group, Inc.	1,748	97,399
Huntington Bancshares, Inc.	5,061	69,943
Intercontinental Exchange, Inc.	2,727	234,358
Invesco Ltd.	1,937	39,631
Jefferies Financial Group, Inc.	1,225	23,557
JPMorgan Chase & Co.	15,688	1,753,919
KeyCorp	4,876	86,549
Lincoln National Corp.	979	63,097
Loews Corp.	1,298	70,962
M&T Bank Corp.	661	112,416
Marsh & McLennan Co., Inc.	2,473	246,681
MetLife, Inc.	4,596	228,282

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Moody's Corp.	798	$155,857
Morgan Stanley	6,183	270,877
MSCI, Inc.	410	97,904
Nasdaq, Inc.	561	53,951
Northern Trust Corp.	1,053	94,770
People's United Financial, Inc.	1,907	31,999
Principal Financial Group, Inc.	1,253	72,574
Prudential Financial, Inc.	1,963	198,263
Raymond James Financial, Inc.	611	51,660
Regions Financial Corp.	4,900	73,206
S&P Global, Inc.	1,190	271,070
State Street Corp.	1,805	101,188
SunTrust Banks, Inc.	2,146	134,876
SVB Financial Group (a)	253	56,821
Synchrony Financial	3,067	106,333
T. Rowe Price Group, Inc.	1,144	125,508
The Allstate Corp.	1,611	163,823
The Bank of New York Mellon Corp.	4,260	188,079
The Charles Schwab Corp.	5,746	230,932
The Goldman Sachs Group, Inc.	1,645	336,568
The PNC Financial Services Group, Inc.	2,183	299,682
The Progressive Corp.	2,824	225,721
The Travelers Co., Inc.	1,267	189,442
Torchmark Corp.	489	43,746
U.S. Bancorp	7,238	379,271
Unum Group	1,025	34,389
Wells Fargo & Co. (b)	19,562	925,675
Willis Towers Watson PLC	625	119,713
Zions BanCorp	883	40,600
		15,437,472
Health Care (14.2%):
Abbott Laboratories (b)	8,532	717,540
AbbVie, Inc.	7,149	519,875
ABIOMED, Inc. (a)	218	56,787
Agilent Technologies, Inc.	1,528	114,096
Alexion Pharmaceuticals, Inc. (a)	1,084	141,982
Align Technology, Inc. (a)	352	96,342
Allergan PLC	1,490	249,471
AmerisourceBergen Corp.	752	64,116
Amgen, Inc.	2,950	543,626
Anthem, Inc.	1,244	351,069
Baxter International, Inc.	2,295	187,961
Becton, Dickinson & Co.	1,304	328,621
Biogen, Inc. (a)	938	219,370
Boston Scientific Corp. (a)	6,725	289,041
Bristol-Myers Squibb Co.	7,911	358,764
Cardinal Health, Inc.	1,441	67,871
Celgene Corp. (a)	3,411	315,313
Centene Corp. (a)	1,999	104,828
Cerner Corp.	1,574	115,374

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Cigna Corp.	1,835	$289,104
CVS Health Corp.	6,283	342,361
Danaher Corp.	3,047	435,477
DaVita, Inc. (a)	612	34,431
Dentsply Sirona, Inc.	1,132	66,064
Edwards Lifesciences Corp. (a)	1,008	186,218
Eli Lilly & Co.	4,179	462,991
Gilead Sciences, Inc.	6,149	415,426
HCA Holdings, Inc.	1,291	174,504
Henry Schein, Inc. (a)	721	50,398
Hologic, Inc. (a)	1,296	62,234
Humana, Inc.	653	173,241
IDEXX Laboratories, Inc. (a)	416	114,537
Illumina, Inc. (a)	711	261,755
Incyte Pharmaceuticals, Inc. (a)	861	73,151
Intuitive Surgical, Inc. (a)	558	292,699
IQVIA Holdings, Inc. (a)	763	122,767
Johnson & Johnson (b)	12,840	1,788,355
Laboratory Corp. of America Holdings (a)	476	82,300
McKesson Corp.	919	123,504
Medtronic PLC	6,484	631,477
Merck & Co., Inc.	12,451	1,044,016
Mettler-Toledo International, Inc. (a)	120	100,800
Mylan NV (a)	2,493	47,467
Nektar Therapeutics (a)	843	29,994
PerkinElmer, Inc.	536	51,638
Perrigo Co. PLC	605	28,810
Pfizer, Inc.	26,849	1,163,099
Quest Diagnostics, Inc.	650	66,177
Regeneron Pharmaceuticals, Inc. (a)	380	118,940
ResMed, Inc.	693	84,567
Stryker Corp.	1,498	307,959
Teleflex, Inc.	223	73,846
The Cooper Co., Inc.	239	80,517
Thermo Fisher Scientific, Inc.	1,934	567,976
UnitedHealth Group, Inc.	4,596	1,121,470
Universal Health Services, Inc., Class B	401	52,286
Varian Medical Systems, Inc. (a)	440	59,897
Vertex Pharmaceuticals, Inc. (a)	1,239	227,208
Waters Corp. (a)	336	72,321
WellCare Health Plans, Inc. (a)	243	69,272
Zimmer Biomet Holdings, Inc.	990	116,563
Zoetis, Inc.	2,315	262,729
		16,772,593
Industrials (9.2%):
3M Co. (b)	2,788	483,272
A.O. Smith Corp.	683	32,210
Alaska Air Group, Inc.	597	38,154
Allegion PLC	454	50,190
American Airlines Group, Inc.	1,915	62,448

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
AAMETEK, Inc.	1,102	$100,106
Arconic, Inc.	1,931	49,858
C.H. Robinson Worldwide, Inc.	660	55,671
Caterpillar, Inc.	2,766	376,978
Cintas Corp.	410	97,289
Copart, Inc. (a)	975	72,872
CSX Corp.	3,718	287,662
Cummins, Inc.	701	120,109
Deere & Co.	1,533	254,033
Delta Air Lines, Inc.	2,881	163,497
Dover Corp.	703	70,441
Eaton Corp. PLC, ADR	2,046	170,391
Emerson Electric Co.	2,972	198,291
Equifax, Inc.	584	78,980
Expeditors International of Washington, Inc.	832	63,116
Fastenal Co.	2,768	90,209
FedEx Corp.	1,159	190,296
Flowserve Corp.	634	33,405
Fortive Corp.	1,426	116,248
Fortune Brands Home & Security, Inc.	676	38,620
General Dynamics Corp.	1,313	238,730
General Electric Co. (b)	42,175	442,838
Harris Corp.	571	107,993
Honeywell International, Inc.	3,519	614,381
Huntington Ingalls Industries, Inc.	201	45,173
IHS Markit Ltd. (a)	1,759	112,084
Illinois Tool Works, Inc.	1,449	218,524
Ingersoll-Rand PLC	1,166	147,697
J.B. Hunt Transport Services, Inc.	421	38,484
Jacobs Engineering Group, Inc.	555	46,836
Johnson Controls International PLC	3,849	159,002
Kansas City Southern Industries, Inc.	486	59,205
Lockheed Martin Corp.	1,189	432,249
Masco Corp.	1,420	55,721
Nielsen Holdings PLC	1,719	38,849
Norfolk Southern Corp.	1,286	256,338
Northrop Grumman Corp.	821	265,273
PACCAR, Inc.	1,675	120,031
Parker-Hannifin Corp.	620	105,406
Pentair PLC	765	28,458
Quanta Services, Inc.	687	26,237
Raytheon Co.	1,347	234,216
Republic Services, Inc., Class A	1,042	90,279
Robert Half International, Inc.	573	32,667
Rockwell Automation, Inc.	572	93,711
Rollins, Inc.	713	25,575
Roper Technologies, Inc.	502	183,863
Snap-on, Inc.	268	44,392
Southwest Airlines Co.	2,364	120,044
Stanley Black & Decker, Inc.	733	105,999
Textron, Inc.	1,126	59,723

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
The Boeing Co.	2,531	$921,309
TransDigm Group, Inc. (a)	237	114,661
Union Pacific Corp.	3,423	578,863
United Continental Holdings, Inc. (a)	1,069	93,591
United Parcel Service, Inc., Class B	3,373	348,329
United Rentals, Inc. (a)	380	50,399
United Technologies Corp.	3,923	510,775
Verisk Analytics, Inc., Class A	792	115,997
W.W. Grainger, Inc.	217	58,206
Wabtec Corp.	782	56,116
Waste Management, Inc.	1,890	218,049
Xylem, Inc.	870	72,767
		10,983,386
Information Technology (21.1%):
Accenture PLC, Class A	3,085	570,015
Adobe Systems, Inc. (a)	2,360	695,374
Advanced Micro Devices, Inc. (a)	4,289	130,257
Akamai Technologies, Inc. (a)	794	63,631
Alliance Data Systems Corp.	218	30,548
Amphenol Corp., Class A	1,445	138,633
Analog Devices, Inc.	1,788	201,812
ANSYS, Inc. (a)	406	83,157
Apple, Inc. (b)	21,139	4,183,832
Applied Materials, Inc.	4,527	203,308
Arista Networks, Inc. (a)	256	66,463
Autodesk, Inc. (a)	1,062	173,000
Automatic Data Processing, Inc.	2,105	348,020
Broadcom, Inc.	1,914	550,964
Broadridge Financial Solutions, Inc.	562	71,756
Cadence Design Systems, Inc. (a)	1,359	96,231
Cisco Systems, Inc.	20,702	1,133,020
Citrix Systems, Inc.	605	59,375
Cognizant Technology Solutions Corp., Class A	2,753	174,513
Corning, Inc.	3,795	126,108
DXC Technology Co.	1,297	71,530
F5 Networks, Inc. (a)	289	42,087
Fidelity National Information Services, Inc.	1,566	192,117
Fiserv, Inc. (a)	1,898	173,022
FleetCor Technologies, Inc. (a)	417	117,114
FLIR Systems, Inc.	655	35,436
Fortinet, Inc. (a)	702	53,935
Gartner, Inc. (a)	436	70,170
Global Payments, Inc.	758	121,379
Hewlett Packard Enterprises Co.	6,476	96,816
HP, Inc.	7,285	151,455
Intel Corp.	21,651	1,036,433
International Business Machines Corp.	4,288	591,315
Intuit, Inc.	1,254	327,708
IPG Photonics Corp. (a)	172	26,531
Jack Henry & Associates, Inc.	373	49,952

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	1,665	$44,339
Keysight Technologies, Inc. (a)	910	81,727
KLA-Tencor Corp.	782	92,432
Lam Research Corp.	725	136,184
Mastercard, Inc., Class A	4,347	1,149,912
Maxim Integrated Products, Inc.	1,317	78,783
Microchip Technology, Inc.	1,151	99,792
Micron Technology, Inc. (a)	5,352	206,534
Microsoft Corp. (b)	37,059	4,964,424
Motorola Solutions, Inc.	797	132,884
NetApp, Inc.	1,194	73,670
Nvidia Corp.	2,945	483,657
Oracle Corp.	11,735	668,543
Paychex, Inc.	1,547	127,303
PayPal Holdings, Inc. (a)	5,682	650,362
Qorvo, Inc. (a)	576	38,367
QUALCOMM, Inc.	5,879	447,216
Red Hat, Inc. (a)	860	161,474
Salesforce.com, Inc. (a)	3,755	569,746
Seagate Technology PLC	1,218	57,392
Skyworks Solutions, Inc.	835	64,520
Symantec Corp.	2,990	65,062
Synopsys, Inc. (a)	725	93,300
TE Connectivity Ltd.	1,629	156,026
Texas Instruments, Inc.	4,537	520,666
The Western Union Co.	2,083	41,431
Total System Services, Inc.	787	100,948
VeriSign, Inc. (a)	507	106,044
Visa, Inc., Class A	8,410	1,459,555
Western Digital Corp.	1,417	67,378
Xerox Corp.	945	33,462
Xilinx, Inc.	1,228	144,806
		25,374,956
Materials (2.8%):
Air Products & Chemicals, Inc.	1,065	241,084
Albemarle Corp.	512	36,050
Amcor PLC (a)	7,849	90,185
Avery Dennison Corp.	408	47,197
Ball Corp.	1,619	113,315
Celanese Corp., Series A	612	65,974
CF Industries Holdings, Inc.	1,069	49,933
Corteva, Inc.	3,621	107,073
Dow, Inc.	3,621	178,552
DuPont de Nemours, Inc.	3,621	271,828
Eastman Chemical Co.	670	52,146
Ecolab, Inc.	1,227	242,259
FMC Corp.	637	52,839
Freeport-McMoRan, Inc.	7,016	81,456
International Flavors & Fragrances, Inc.	490	71,094
International Paper Co.	1,922	83,261

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Linde PLC	2,625	$527,101
Lyondellbasell Industries NV, Class A	1,469	126,525
Martin Marietta Materials, Inc.	302	69,493
Newmont Mining Corp.	3,964	152,495
Nucor Corp.	1,474	81,217
Packaging Corp. of America	457	43,561
PPG Industries, Inc.	1,142	133,283
Sealed Air Corp.	753	32,213
The Mosaic Co.	1,716	42,951
The Sherwin-Williams Co.	393	180,108
Vulcan Materials Co.	639	87,741
WestRock Co.	1,243	45,332
		3,306,266
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	546	77,035
American Tower Corp.	2,138	437,115
Apartment Investment & Management Co.	720	36,086
AvalonBay Communities, Inc.	674	136,943
Boston Properties, Inc.	747	96,363
CBRE Group, Inc., Class A (a)	1,512	77,566
Crown Castle International Corp.	2,011	262,134
Digital Realty Trust, Inc.	1,007	118,615
Duke Realty Investments, Inc.	1,738	54,938
Equinix, Inc.	407	205,246
Equity Residential	1,792	136,049
Essex Property Trust, Inc.	318	92,834
Extra Space Storage, Inc.	616	65,358
Federal Realty Investment Trust	362	46,611
HCP, Inc.	2,312	73,938
Host Hotels & Resorts, Inc.	3,583	65,282
Iron Mountain, Inc.	1,387	43,413
Kimco Realty Corp.	2,041	37,718
Mid-America Apartment Communities, Inc.	551	64,886
Prologis, Inc.	3,051	244,385
Public Storage	726	172,911
Realty Income Corp.	1,523	105,041
Regency Centers Corp.	808	53,926
SBA Communications Corp. (a)	548	123,212
Simon Property Group, Inc.	1,494	238,681
SL Green Realty Corp.	408	32,791
The Macerich Co.	512	17,147
UDR, Inc.	1,363	61,185
Ventas, Inc.	1,787	122,141
Vornado Realty Trust	840	53,844
Welltower, Inc.	1,958	159,636
Weyerhaeuser Co.	3,602	94,877
		3,607,907
Utilities (3.4%):
AES Corp.	3,210	53,800

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Alliant Energy Corp.	1,143	$56,098
Ameren Corp.	1,188	89,231
American Electric Power Co., Inc.	2,386	209,992
American Water Works Co., Inc.	873	101,268
Atmos Energy Corp.	566	59,747
CenterPoint Energy, Inc.	2,429	69,542
CMS Energy Corp.	1,372	79,453
Consolidated Edison, Inc.	1,582	138,710
Dominion Resources, Inc.	3,880	300,001
DTE Energy Co.	886	113,302
Duke Energy Corp.	3,521	310,693
Edison International	1,576	106,238
Entergy Corp.	919	94,593
Evergy, Inc.	1,180	70,977
Eversource Energy	1,553	117,655
Exelon Corp.	4,696	225,126
FirstEnergy Corp.	2,442	104,542
NextEra Energy, Inc.	2,316	474,455
NiSource, Inc.	1,804	51,955
NRG Energy, Inc.	1,292	45,375
Pinnacle West Capital Corp.	543	51,091
PPL Corp.	3,490	108,225
Public Service Enterprise Group, Inc.	2,444	143,756
Sempra Energy	1,327	182,382
The Southern Co.	5,034	278,280
WEC Energy Group, Inc.	1,526	127,223
Xcel Energy, Inc.	2,489	148,071
		3,911,781
Total Common Stocks (Cost $37,506,398)		118,021,442
Total Investments (Cost $37,506,398) — 98.9%		118,021,442
Other assets in excess of liabilities — 1.1%		1,329,772
NET ASSETS — 100.00%		$119,351,214

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	8	9/20/19	$1,164,095	$1,177,680	$13,585
	Total unrealized appreciation				$13,585
	Total unrealized depreciation				—
	Total net unrealized appreciation(depreciation)				$13,585

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

Victory S&P 500 Index VIP Series
ASSETS:
Investments, at value (Cost $37,506,398)	$118,021,442
Cash and cash equivalents	1,041,831
Deposits with brokers for futures contracts	188,015
Interest and dividends receivable	99,020
Receivable for capital shares issued	44
Receivable for investments sold	94,139
Variation margin receivable on open futures contracts	5,320
Receivable from Adviser	66,219
Prepaid expenses	3,460
Total Assets	119,519,490
LIABILITIES:
Payables:
Investments purchased	407
Capital shares redeemed	105,770
Accrued expenses and other payables:
Investment advisory fees	24,153
Administration fees	5,927
Custodian fees	934
Transfer agent fees	13,038
Chief Compliance Officer fees	151
Other accrued expenses	17,896
Total Liabilities	168,276
NET ASSETS:
Capital	24,731,902
Total distributable earnings/(loss)	94,619,312
Net Assets	$119,351,214
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	5,960,746
Net asset value:	$20.02

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory S&P 500 Index VIP Series
Investment Income:
Dividends	$1,186,484
Interest	8,473
Securities lending (net of fees)	321
Total Income	1,195,278
Expenses:
Investment advisory fees	144,650
Administration fees	36,556
Custodian fees	3,096
Transfer agent fees	78,289
Trustees' fees	5,069
Chief Compliance Officer fees	407
Legal and audit fees	9,374
Other expenses	16,936
Total Expenses	294,377
Expenses waived/reimbursed by Adviser	(132,274)
Net Expenses	162,103
Net Investment Income (Loss)	1,033,175
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	4,422,322
Net realized gains (losses) from futures contracts	127,256
Net change in unrealized appreciation/depreciation on investment securities	13,651,710
Net change in unrealized appreciation/depreciation on futures contracts	45,656
Net realized/unrealized gains (losses) on investments	18,246,944
Change in net assets resulting from operations	$19,280,119

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory S&P 500 Index VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,033,175	$2,052,531
Net realized gains (losses) from investments	4,549,578	11,525,904
Net change in unrealized appreciation/depreciation on investments	13,697,366	(18,228,830)
Change in net assets resulting from operations	19,280,119	(4,650,395)
Change in net assets resulting from distributions to shareholders	—	(7,462,566)
Change in net assets resulting from capital transactions	(6,360,619)	(10,536,165)
Change in net assets	12,919,500	(22,649,126)
Net Assets:
Beginning of period	106,431,714	129,080,840
End of period	$119,351,214	$106,431,714
Capital Transactions:
Proceeds from shares issued	2,639,726	5,103,469
Distributions reinvested	—	7,462,566
Cost of shares redeemed	(9,000,345)	(23,102,200)
Change in net assets resulting from capital transactions	(6,360,619)	(10,536,165)
Share Transactions:
Issued	142,500	260,170
Reinvested	—	440,689
Redeemed	(472,671)	(1,183,894)
Change in Shares	(330,171)	(483,035)
See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
Victory S&P 500 Index VIP Series
Six Months Ended 6/30/19 (unaudited)	$16.92	0.17	2.93	3.10	—	—
Year Ended 12/31/18	$19.06	0.32	(1.21)	(0.89)	(0.02)	(1.23)
Year Ended 12/31/17	$15.98	0.30	3.15	3.45	(0.33)	(0.04)
Year Ended 12/31/16	$14.84	0.28	1.46	1.74	(0.32)	(0.28)
Year Ended 12/31/15	$14.97	0.27	(0.12)	0.15	(0.28)	—
Year Ended 12/31/14	$13.43	0.24	1.56	1.80	(0.26)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Amount is less than $0.005 per share.

(g)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 8)

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

							Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Capital contributions from prior custodian, Net (See Note 8)		Total Return(b)(c)		Net Expenses(d)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory S&P 500 Index VIP Series
Six Months Ended 6/30/19 (unaudited)	—	$20.02	—		18.32%		0.28%	1.78%	0.51%	$119,351	1%
Year Ended 12/31/18	(1.25)	$16.92	—		(4.65)%		0.28%	1.65%	0.38%	$106,432	3%
Year Ended 12/31/17	(0.37)	$19.06	—		21.60%		0.28%	1.70%	0.41%	$129,081	3%
Year Ended 12/31/16	(0.60)	$15.98	—	(f)	11.75	%(g)	0.28%	1.84%	0.37%	$120,157	4%
Year Ended 12/31/15	(0.28)	$14.84	—		1.03%		0.28%	1.75%	0.39%	$118,752	3%
Year Ended 12/31/14	(0.26)	$14.97	—		13.42%		0.28%	1.73%	0.37%	$129,723	3%

See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory S&P 500 Index VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Common Stocks	$118,021,442	$—	$118,021,442	$—
Futures Contracts	—	13,585	—	13,585
Total	$118,021,442	$13,585	$118,021,442	$13,585

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is presented on the Statement of Assets and Liabilities under Deposit with broker for futures contracts. The Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Summary of Derivative Instruments:

The following table presents the effect of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

Assets
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure	$13,585

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2019.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation On Futures Contracts
Equity Risk Exposure	$127,256	$45,656

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

For the six months ended June 30, 2019, the Fund had no securities lending transactions.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$1,104,907	$7,368,933

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.25% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 0.28%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022
$36,542	$167,384	$126,360	$132,274

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2019.

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$349,417	$7,113,149	$7,462,566

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,897,408	$11,013,973	$12,911,381	$62,427,812	$75,339,193

*  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$41,552,848	$82,028,851	$(5,560,257)	$76,468,594

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	100.0%

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,183.20	$1,023.41	$1.52	$1.40	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information (Unaudited)
Trustee and Officer Information	27
Proxy Voting and Portfolio Holdings Information	30
Expense Examples	30
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Victory Variable Insurance Funds	June 30, 2019

  (Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory Sophus Emerging Markets VIP Series seeks to provide long-term capital appreciation.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Australia (0.6%):
Materials (0.6%):
BHP Billiton Ltd., ADR (a)	4,888	$284,042
Brazil (8.6%):
Consumer Discretionary (1.4%):
BK Brasil Operacao e Assessoria a Restaurantes SA	49,300	285,581
Lojas Renner SA	26,430	324,653
		610,234
Consumer Staples (0.7%):
Atacadao Distribuicao Comercio E Industria Ltd.	55,400	317,454
Energy (1.7%):
Cosan Ltd. (b)	19,647	262,484
Petroleo Brasileiro SA, ADR	29,949	466,306
		728,790
Financials (1.0%):
Banco Bradesco SA, ADR	44,760	439,543
Health Care (1.5%):
Odontoprev SA	77,000	366,218
Qualicorp SA	47,600	284,784
		651,002
Industrials (0.7%):
Companhia de Locacao das Americas	23,700	301,736
Materials (0.3%):
Vale SA, ADR	10,258	137,868
Utilities (1.3%):
Cia de Saneamento Basico do Estado de Sao Paulo	18,300	225,312
Eneva SA (b)	56,000	351,814
		577,126
		3,763,753
Chile (1.2%):
Financials (0.5%):
Banco de Credito e Inversiones	3,411	235,403
Real Estate (0.7%):
Parque Arauco SA	101,603	282,111
		517,514

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
China (27.1%):
Communication Services (6.6%):
Momo, Inc., ADR	7,895	$282,641
NetEase, Inc., ADR	1,093	279,557
Tencent Holdings Ltd.	51,830	2,344,849
		2,907,047
Consumer Discretionary (6.4%):
Alibaba Group Holding Ltd., ADR (b)	11,692	1,981,209
Baozun, Inc., ADR (a) (b)	6,203	309,282
Tongcheng-Elong Holdings Ltd. (b)	154,800	307,287
Xtep International Holdings Ltd.	379,500	229,007
		2,826,785
Consumer Staples (2.7%):
Ausnutria Dairy Corp. Ltd.	167,000	332,864
Wuliangye Yibin Co. Ltd.	31,000	533,932
Yihai International Holding Ltd.	57,000	295,721
		1,162,517
Energy (1.2%):
China Oilfield Services Ltd.	276,000	273,823
PetroChina Co. Ltd.	442,000	243,723
		517,546
Financials (5.9%):
China Construction Bank Corp.	1,288,638	1,110,854
China Merchants Bank Co. Ltd., Class H	95,500	473,929
Ping An Insurance Group Co. of China Ltd.	82,000	986,078
		2,570,861
Industrials (0.8%):
Zoomlion Heavy Industry Science And Technology Co.	517,000	339,596
Information Technology (0.6%):
Beijing Sinnet Technology Co. Ltd., Class A	107,900	263,939
Materials (1.8%):
Anhui Conch Cement Co. Ltd.	55,000	344,165
Wanhua Chemical Group Co. Ltd., Class — A	35,500	221,692
Zijin Mining Group Co. Ltd.	542,000	220,273
		786,130
Real Estate (1.1%):
China Sce Property Holdings	454,000	218,813
Sunac China Holdings Ltd.	58,000	284,842
		503,655
		11,878,076
Cyprus (0.2%):
Financials (0.2%):
TCS Group Holding PLC, GDR	5,643	110,635

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Greece (1.0%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	19,292	$284,959
Industrials (0.4%):
Mytilineos Holdings SA	14,765	170,409
		455,368
Hong Kong (4.6%):
Consumer Discretionary (0.5%):
Xinyi Glass Holdings Ltd.	198,000	207,998
Energy (0.7%):
Kunlun Energy Co. Ltd.	334,000	291,636
Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	8,300	293,334
Health Care (0.8%):
CSPC Pharmaceutical Group Ltd.	220,000	354,840
Industrials (0.5%):
CIMC Enric Holdings Ltd.	268,000	216,144
Information Technology (0.5%):
Kingboard Laminates Holdings Ltd.	252,000	231,221
Real Estate (0.9%):
Shimao Property Holdings Ltd.	136,000	414,348
		2,009,521
India (8.6%):
Consumer Discretionary (1.4%):
Aditya Birla Fashion And Retail Ltd. (b)	54,722	170,859
Indian Hotels Co. Ltd.	70,068	159,913
Jubilant Foodworks, Ltd.	15,103	269,795
		600,567
Energy (1.3%):
Reliance Industries Ltd. (b)	32,285	585,943
Financials (2.4%):
Cholamandalam Investment and Finance Co. Ltd.	59,750	247,252
Housing Development Finance Corp. Ltd.	18,541	588,799
Rec Ltd.	84,232	201,029
		1,037,080
Health Care (0.4%):
Jubilant Life Sciences Ltd.	23,488	174,275
Industrials (1.2%):
Adani Ports And Special Economic Zone	50,310	298,996
Larsen & Toubro Ltd.	10,644	239,511
		538,507

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Information Technology (1.3%):
HCL Technologies Ltd.	15,724	$242,592
Infosys Technologies, ADR (a)	31,397	335,948
		578,540
Utilities (0.6%):
Mahanagar Gas Ltd.	22,393	275,612
		3,790,524
Indonesia (3.2%):
Financials (2.4%):
Bank Tabungan Pensiunan Nasional Syariah TBK PT (b)	1,799,600	439,543
PT Bank Negara Indonesia Persero TBK	895,000	583,199
		1,022,742
Industrials (0.4%):
PT Wijaya Karya Persero TBK	1,072,900	184,526
Materials (0.4%):
PT Indocement Tunggal Prakarsa TBK	128,400	181,499
		1,388,767
Korea, Republic Of (12.8%):
Communication Services (0.4%):
Innocean Worldwide, Inc.	2,846	175,675
.3retionary (1.6%):
Fila Korea Ltd.	3,633	241,327
Hyundai Mobis Co. Ltd.	2,366	482,824
		724,151
Consumer Staples (0.5%):
Neopharm Co. Ltd.	4,500	203,235
Energy (0.6%):
SK Innovation Co. Ltd.	1,893	260,987
Financials (0.6%):
Hana Financial Group, Inc.	8,764	284,123
Industrials (0.9%):
Samsung Engineering Co. Ltd. (b)	25,416	378,302
Information Technology (7.5%):
DuzonBizon Co. Ltd.	3,769	203,632
Samsung Electro-Mechanics Co. Ltd.	2,950	251,056
Samsung Electronics Co. Ltd.	52,204	2,126,225
SK Hynix, Inc.	11,852	713,045
		3,293,958
Materials (0.7%):
Ssangyong Cement Industrial Co. Ltd.	54,997	300,867
		5,621,298

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Malaysia (0.5%):
Financials (0.5%):
Ammb Holdings Berhad	204,700	$209,637
Mexico (3.8%):
Communication Services (0.8%):
America Movil, ADR (a)	23,866	347,489
Consumer Discretionary (0.3%):
El Puerto de Liverpool Sab de CV	24,754	137,858
Consumer Staples (0.3%):
Grupo Lala SAB de CV	117,253	144,139
Financials (1.5%):
Gentera SAB de CV	233,425	201,801
Grupo Financiero Banorte SAB de CV	80,140	465,059
		666,860
Materials (0.5%):
Alpek SAB de CV	158,998	199,764
Real Estate (0.4%):
Corporacion Inmobiliaria Vesta SAB de CV	109,597	161,799
		1,657,909
Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	1,706	390,520
Philippines (1.6%):
Financials (0.8%):
BDO Unibank, Inc.	121,160	331,259
Real Estate (0.8%):
Megaworld Corp.	2,987,000	355,651
		686,910
Poland (0.5%):
Energy (0.5%):
Grupa Lotos SA	9,573	217,401
Russian Federation (3.4%):
Energy (1.7%):
LUKOIL PJSC, ADR	8,730	738,033
Financials (1.5%):
Sberbank of Russia PJSC, ADR	42,094	648,503
Materials (0.2%):
ALROSA AO	63,910	86,988
		1,473,524

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Saudi Arabia (1.0%):
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	6,521	$130,045
Financials (0.7%):
Al Rajhi Bank	17,587	326,608
		456,653
South Africa (4.1%):
Communication Services (1.5%):
Naspers Ltd.	2,814	681,492
Consumer Staples (0.5%):
The SPAR Group Ltd.	16,146	214,599
Financials (1.1%):
Absa Group Ltd.	22,153	277,174
Nedbank Group Ltd.	11,976	215,540
		492,714
Materials (1.0%):
AngloGold Ashanti Ltd.	23,814	427,086
		1,815,891
Taiwan (8.3%):
Consumer Discretionary (0.6%):
Giant Manufacturing Co. Ltd.	36,000	282,333
Financials (1.2%):
Chailease Holding Co. Ltd.	23,000	95,323
Yuanta Financial Holding Co. Ltd.	702,000	422,033
		517,356
Industrials (0.8%):
Far Eastern New Century Corp.	325,000	351,170
Information Technology (5.7%):
Globalwafers Co. Ltd.	22,000	223,843
King Yuan Electronics Co. Ltd.	281,000	243,211
Nanya Technology Corp.	150,000	311,890
Phison Electronics Corp.	17,000	155,148
Taiwan Semiconductor Manufacturing Co. Ltd.	180,259	1,378,845
Utechzone Co. Ltd.	77,000	177,605
		2,490,542
		3,641,401
Thailand (2.1%):
Consumer Discretionary (0.5%):
Com7 PCL (a)	317,400	226,054
Consumer Staples (0.5%):
CP All PCL	78,800	221,194

See notes to financial statements.

9

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

Security Description	Shares	Value
Energy (1.1%):
PTT Exploration & Production	104,200	$460,100
		907,348
United Arab Emirates (0.6%):
Real Estate (0.6%):
Aldar Properties PJSC	484,254	249,669
United Kingdom (1.4%):
Communication Services (0.4%):
Airtel Africa PLC (b) (c)	187,689	161,573
Materials (1.0%):
Anglo American PLC	15,256	435,753
		597,326
United States (0.5%):
Industrials (0.5%):
Bizlink Holding, Inc.	33,000	229,362
Total Common Stocks (Cost $35,905,384)		42,353,048
Preferred Stocks (1.8%)
Brazil (1.8%):
Financials (1.4%):
Itau Unibanco Holding S.A.	61,950	585,083
Industrials (0.4%):
Randon SA Implementos e Participacoes	79,800	187,897
		772,980
Total Preferred Stocks (Cost $662,150)		772,980
Collateral for Securities Loaned^ (2.3%)
United States (2.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (d)	210,740	210,740
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (d)	271,456	271,456
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (d)	7,050	7,050
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (d)	115,891	115,891
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (d)	158,030	158,030
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (d)	245,833	245,833
Total Collateral for Securities Loaned (Cost $1,009,000)		1,009,000
Total Investments (Cost $37,576,534) — 100.7%		44,135,028
Liabilities in excess of other assets — (0.7)%		(306,934)
NET ASSETS — 100.00%		$43,828,094

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

See notes to financial statements.

10

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2019

  (Unaudited)

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2019, the fair value of this security was $161,573 and amounted to 0.4% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2019.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2019

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
ASSETS:
Investments, at value (Cost $37,576,534)	$44,135,028	(a)
Foreign currency, at value (Cost $255,114)	254,412
Cash and cash equivalents	208,412
Interest and dividends receivable	210,895
Receivable for capital shares issued	67
Receivable for investments sold	897,921
Reclaims receivable	528
Prepaid expenses	1,316
Total Assets	45,708,579
LIABILITIES:
Payables:
Collateral received on loaned securities	1,009,000
Accrued foreign capital gains taxes	8,764
Investments purchased	760,479
Capital shares redeemed	32,461
Accrued expenses and other payables:
Investment advisory fees	34,923
Administration fees	2,149
Custodian fees	9,650
Transfer agent fees	49
Chief Compliance Officer fees	67
Other accrued expenses	22,943
Total Liabilities	1,880,485
NET ASSETS:
Capital	34,529,164
Total distributable earnings/(loss)	9,298,930
Net Assets	$43,828,094
Shares Outstanding (unlimited shares authorized, with a par value of $0.001 per share):	2,895,538
Net asset value:	$15.14

(a)  Includes $981,083 of securities on loan.

See notes to financial statements.

12

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2019

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividends	$600,340
Interest	2,981
Securities lending (net of fees)	6,418
Foreign tax withholding	(54,303)
Total Income	555,436
Expenses:
Investment advisory fees	219,208
Administration fees	13,854
Custodian fees	31,439
Transfer agent fees	145
Trustees' fees	2,012
Chief Compliance Officer fees	152
Legal and audit fees	8,716
Interfund lending fees	12
Other expenses	16,859
Total Expenses	292,397
Net Investment Income (Loss)	263,039
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	8,886
Foreign taxes on realized gains	(597)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	4,464,999
Net change in accrued foreign taxes on unrealized gains	(6,332)
Net realized/unrealized gains (losses) on investments	4,466,956
Change in net assets resulting from operations	$4,729,995

See notes to financial statements.

13

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$263,039	$617,718
Net realized gains (losses) from investments	8,289	1,957,167
Net change in unrealized appreciation/depreciation on investments	4,458,667	(12,921,981)
Change in net assets resulting from operations	4,729,995	(10,347,096)
Change in net assets resulting from distributions to shareholders	—	(4,578,069)
Change in net assets resulting from capital transactions	(3,286,696)	(5,239,557)
Change in net assets	1,443,299	(20,164,722)
Net Assets:
Beginning of period	42,384,795	62,549,517
End of period	$43,828,094	$42,384,795
Capital Transactions:
Proceeds from shares issued	$675,336	$3,506,148
Distributions reinvested	—	4,578,069
Cost of shares redeemed	(3,962,032)	(13,323,774)
Change in net assets resulting from capital transactions	$(3,286,696)	$(5,239,557)
Share Transactions:
Issued	46,219	186,585
Reinvested	—	338,686
Redeemed	(269,392)	(735,217)
Change in Shares	(223,173)	(209,946)

See notes to financial statements.

14

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15

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Capital contributions from prior custodian, Net (See Note 8)
Victory Sophus Emerging Markets VIP Series
Six Months Ended 06/30/19 (unaudited)	$13.59	0.09	(d)	1.46	1.55	—	—	—	—
Year Ended 12/31/18	$18.79	0.20	(d)	(3.79)	(3.59)	(0.14)	(1.47)	(1.61)	—
Year Ended 12/31/17	$13.26	0.17	(d)	5.51	5.68	(0.15)	—	(0.15)	—
Year Ended 12/31/16	$11.99	0.12	(d)	1.14	1.26	(0.12)	—	(0.12)	0.13
Year Ended 12/31/15	$13.81	0.13	(d)	(1.89)	(1.76)	(0.06)	—	(0.06)	—
Year Ended 12/31/14	$14.79	0.14		(0.70)	(0.56)	(0.15)	(0.27)	(0.42)	—

(a)  Not annualized for periods less than one year.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.95% for the period shown. (See Note 8)

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

16

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(a)(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)		Net Assets, End of Period (000's)	Portfolio Turnover(a)
Victory Sophus Emerging Markets VIP Series
Six Months Ended 06/30/19 (unaudited)	$15.14	11.41%		1.33%	1.20%	1.33%		$43,828	53%
Year Ended 12/31/18	$13.59	(18.97)%		1.34%	1.12%	1.34%		$42,385	105%
Year Ended 12/31/17	$18.79	42.88%		1.33%	1.03%	1.33%		$62,550	99%
Year Ended 12/31/16	$13.26	11.57	%(e)	1.34%	0.98%	1.35	%(f)	$48,634	102%
Year Ended 12/31/15	$11.99	(12.74)%		1.35%	0.92%	1.35%		$48,426	123%
Year Ended 12/31/14	$13.81	(3.71)%		1.35%	0.94%	1.35%		$62,782	135%

See notes to financial statements.

17

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2019

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory Sophus Emerging Markets VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life").

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$9,963,946	$32,389,102	$42,353,048
Preferred Stocks	772,980	—	772,980
Collateral for Securities Loaned	1,009,000	—	1,009,000
Total	$11,745,926	$32,389,102	$44,135,028

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2019, the Fund had no open forward foreign exchange currency contracts.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 days	>90 Days	Net Amount
$981,083	$981,083	$—	$—	$—	$—

*   Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund:

Purchases	Sales
$23,193,800	$23,196,288

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4. Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 1.00% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2020. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. For the six months ended June 30, 2019, the expense limit (excluding voluntary waivers) is 1.35%.

The Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2019, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended June 30, 2019, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser". As of June 30, 2019, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant and Legal Counsel.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to foreign securities risk. Foreign securities are (including ADRs and other depository receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

The Fund will be subject to emerging market risk. Risk of investment in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards and less developed legal systems.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

Borrower or Lender	Amount Outstanding at June 30, 2019	Average Borrowing	Days Borrowing Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Borrower	$—	$143,000	1	2.99%	$143,000

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

7. Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$437,091	$4,140,978	$4,578,069

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$457,781	$2,248,688	$2,706,469	$1,862,466	$4,568,935

*The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$37,723,613	$7,854,802	$(1,443,387)	$6,411,415

8. Capital Contribution from Prior Custodian:

During 2016, the Fund received notification from the Fund's prior custodian, State Street Bank and Trust ("State Street"), concerning issues related to billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the activities in question, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9. Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
The Guardian Insurance & Annuity Company, Inc.	99.4%

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2019

  (Unaudited)

10. Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

26

Victory Variable Insurance Funds	Supplemental Information June 30, 2019

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011- January 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2019

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,114.10	$1,018.20	$6.97	$6.66	1.33%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

30

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR  (6/19)

June 30, 2019

Semi Annual Report

Victory Variable Insurance Funds

Diversified Stock Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail from the insurance company that issued your variable annuity and variable life insurance contract, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on www.victoryfunds.com. The insurance company that offers your contract may also make these reports available on a website, and such insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

If offered by your insurance company, you may elect to receive all future reports in paper and free of charge from the insurance company. You can inform your insurance company that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds available under your contract.

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information
Trustee and Officer Information	18
Proxy Voting and Portfolio Holdings Information	20
Expense Examples	20
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Variable Insurance Diversified Stock Fund.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Portfolios  June 30, 2019

(Unaudited)

Investment Objective & Portfolio Holdings:

Investment Objective: The Victory Diversified Stock Fund seeks to provide long-term growth of capital.

Portfolio Holdings*:

*  Percentages are of total investments of the Fund.

2

Victory Variable Insurance Funds  Schedule of Portfolio Investments

Victory Variable Insurance Diversified Stock Fund  June 30, 2019

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (98.6%):
Communication Services (11.6%):
Alphabet, Inc., Class C (a)	888	$960
Comcast Corp., Class A	16,725	707
Facebook, Inc., Class A (a)	3,367	650
Momo, Inc., ADR	7,490	268
The Walt Disney Co.	2,284	319
T-Mobile US, Inc. (a)	5,306	393
Verizon Communications, Inc.	3,510	201
		3,498
Consumer Discretionary (15.3%):
Aaron's, Inc.	7,532	463
Amazon.com, Inc. (a)	612	1,159
Asbury Automotive Group, Inc. (a)	5,211	439
AutoZone, Inc. (a)	327	360
Dollar General Corp.	1,184	160
eBay, Inc.	10,856	429
Group 1 Automotive, Inc.	2,288	187
Norwegian Cruise Line Holdings Ltd. (a)	7,581	407
Target Corp.	5,181	449
The Home Depot, Inc.	2,783	578
		4,631
Consumer Staples (4.5%):
Medifast, Inc.	2,117	272
PepsiCo, Inc.	3,374	442
The Coca-Cola Co.	6,361	324
Wal-Mart Stores, Inc.	2,896	320
		1,358
Energy (3.9%):
Chevron Corp.	2,817	350
Exxon Mobil Corp.	3,131	240
Occidental Petroleum Corp.	1,988	100
Phillips 66	2,639	247
Valero Energy Corp.	2,897	248
		1,185
Financials (16.2%):
Ally Financial, Inc.	14,083	437
Ameriprise Financial, Inc.	1,996	290
Bank of America Corp.	23,645	686
Berkshire Hathaway, Inc., Class B (a)	1,397	298
Credit Acceptance Corp. (a)	854	413
Discover Financial Services	5,561	431
E*TRADE Financial Corp.	4,257	190
Essent Group Ltd. (a)	8,840	415
JPMorgan Chase & Co.	2,785	311
LPL Financial Holdings, Inc.	5,679	463
NMI Holdings, Inc., Class A (a)	7,135	203
SVB Financial Group (a)	1,478	332
Western Alliance BanCorp (a)	9,443	422
		4,891

See notes to financial statements.
3

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Victory Variable Insurance Diversified Stock Fund  June 30, 2019

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Health Care (12.4%):
AbbVie, Inc.	7,661	$557
Anthem, Inc.	1,641	463
Biogen, Inc. (a)	1,383	323
Bristol-Myers Squibb Co.	5,939	269
Celgene Corp. (a)	2,193	203
HCA Holdings, Inc.	2,858	386
Jazz Pharmaceuticals PLC (a)	3,004	428
Johnson & Johnson	1,950	272
Medtronic PLC	1,388	135
UnitedHealth Group, Inc.	2,862	699
		3,735
Industrials (10.2%):
Air Lease Corp.	11,209	463
Comfort Systems USA, Inc.	6,719	343
Herman Miller, Inc.	7,483	334
Lockheed Martin Corp.	1,465	533
Norfolk Southern Corp.	2,181	435
SkyWest, Inc.	6,117	371
United Rentals, Inc. (a)	1,467	195
Universal Forest Products, Inc.	10,437	397
		3,071
Information Technology (22.3%):
Apple, Inc.	5,633	1,115
Booz Allen Hamilton Holdings Corp.	7,607	503
Broadcom, Inc.	1,074	310
Cabot Microelectronics Corp.	2,066	227
CDW Corp. of Delaware	4,282	475
Cisco Systems, Inc.	11,979	656
Euronet Worldwide, Inc. (a)	1,967	331
II-VI, Inc. (a) (c)	7,244	265
KEMET Corp.	13,761	259
Mastercard, Inc., Class A	899	238
Microsoft Corp. (c)	11,656	1,560
PayPal Holdings, Inc. (a)	1,522	174
Visa, Inc., Class A	2,679	465
Zebra Technologies Corp., Class A (a)	867	182
		6,760
Materials (0.6%):
Lyondellbasell Industries NV, Class A	1,959	169
Real Estate (1.6%):
CBRE Group, Inc., Class A (a)	5,800	297
Rexford Industrial Realty, Inc.	4,869	197
		494
Total Common Stocks (Cost $25,331)		29,792
Exchange-Traded Funds (0.4%):
SPDR S&P 500 ETF Trust, 1.79%	392	115
Total Exchange-Traded Fund (Cost $100)		115

See notes to financial statements.
4

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Victory Variable Insurance Diversified Stock Fund  June 30, 2019

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Collateral for Securities Loaned^ (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.43% (b)	167,661	$168
Fidelity Investments Money Market Government Portfolio, Class I, 2.28% (b)	215,966	216
Fidelity Investments Prime Money Market Portfolio, Class I, 2.39% (b)	5,609	6
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.48% (b)	92,401	92
JPMorgan Prime Money Market Fund, Capital Class, 2.41% (b)	125,426	125
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.42% (b)	195,581	196
Total Collateral for Securities Loaned (Cost $803)		803
Total Investments (Cost $26,234) — 101.7%		30,710
Other liabilities in excess of assets — (1.7%)		(524)
NET ASSETS — 100.0%		$30,186

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on June 30, 2019.

(c)  All or a portion of this security is on loan.

ADR — American Depositary Receipt

PLC — Public Liability Company

ETF — Exchange Traded Fund

See notes to financial statements.
5

  Statement of Assets and Liabilities

Victory Variable Insurance Funds  June 30, 2019

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
ASSETS:
Investments, at value (Cost $26,234)	$30,710	(a)
Cash and cash equivalents	33
Dividends receivable	17
Receivable for investments sold	333
Prepaid expenses	1
Total Assets	31,094
LIABILITIES:
Payables:
Collateral received on loaned securities	803
Investments purchased	45
Capital shares redeemed	29
Accrued expenses and other payables:
Investment advisory fees	7
Administration fees	2
Contract owner fees	14
Transfer agent fees	—	(b)
Chief Compliance Officer fees	—	(b)
12b-1 fees	3
Other accrued expenses	5
Total Liabilities	908
NET ASSETS:
Capital	23,543
Total distributable earnings/(loss)	6,643
Net Assets	$30,186
Shares Outstanding (unlimited number of shares authorized, with a par value of $0.001 per share):	2,557
Net asset value, offering price & redemption price per share (c):	$11.80

(a)  Includes $788 of securities on loan.

(b)  Rounds to less than $1

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.
6

  Statement of Operations

Victory Variable Insurance Funds  For the Six Months Ended June 30, 2019

(Amounts in Thousands)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
Investment Income:
Dividends	$228
Interest	4
Securities lending (net of fees)	—	(a)
Total Income	232
Expenses:
Investment advisory fees	45
Administration fees	10
Contract owner fees	37
12b-1 fees	38
Custodian fees	1
Transfer agent fees	—	(a)
Trustees' fees	1
Chief Compliance Officer fees	—	(a)
Legal and audit fees	5
Other expenses	7
Total Expenses	144
Net Investment Income (Loss)	88
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	592
Net change in unrealized appreciation/depreciation on investment securities	3,754
Net realized/unrealized gains (losses) on investments	4,346
Change in net assets resulting from operations	$4,434

(a)  Rounds to less than $1.
See notes to financial statements.
7

Victory Variable Insurance Funds  Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$88	$174
Net realized gains (losses) from investments	592	1,594
Net change in unrealized appreciation/depreciation on investments	3,754	(6,154)
Change in net assets resulting from operations	4,434	(4,386)
Change in net assets resulting from distributions to shareholders	(132)	(5,921)
Change in net assets resulting from capital transactions	(2,246)	(440)
Change in net assets	2,056	(10,747)
Net Assets:
Beginning of period	28,130	38,877
End of period	$30,186	$28,130
Capital Transactions:
Proceeds from shares issued	$259	$235
Dividends reinvested	132	5,921
Cost of shares redeemed	(2,637)	(6,596)
Change in net assets resulting from capital transactions	$(2,246)	$(440)
Share Transactions:
Issued	22	17
Reinvested	12	580
Redeemed	(230)	(451)
Change in Shares	(196)	146

See notes to financial statements.
8

This page is intentionally left blank.

Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholder From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Variable Insurance Diversified Stock Fund
Six Months Ended 6/30/19 (unaudited)	$10.22	0.03	(d)	1.60	1.63	(0.05)	—
Year Ended 12/31/2018	$14.91	0.07	(d)	(2.07)	(2.00)	(0.06)	(2.63)
Year Ended 12/31/2017	$12.03	0.09	(d)	3.08	3.17	(0.09)	(0.20)
Year Ended 12/31/2016	$12.75	0.13	(d)	0.37	0.50	(0.13)	(0.09)
Year Ended 12/31/2015	$15.15	0.09		(0.53)	(0.44)	(0.09)	(1.87)
Year Ended 12/31/2014	$13.87	0.13		1.28	1.41	(0.13)	—

(a)  Total returns do not include an insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.
10

Victory Variable Insurance Funds  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(a)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory Variable Insurance Diversified Stock Fund
Six Months Ended 6/30/19 (unaudited)	(0.05)	$11.80	15.97%	0.96%	0.58%	0.96%	$30,186	61%
Year Ended 12/31/2018	(2.69)	$10.22	(13.30)%	0.96%	0.50%	0.96%	$28,130	114%
Year Ended 12/31/2017	(0.29)	$14.91	26.45%	0.94%	0.68%	0.94%	$38,877	138%
Year Ended 12/31/2016	(1.22)	$12.03	3.90%	1.08%	1.06%	1.08%	$33,987	86%
Year Ended 12/31/2015	(1.96)	$12.75	(3.11)%	1.14%	0.56%	1.14%	$38,441	78%
Year Ended 12/31/2014	(0.13)	$15.15	10.20%	1.16%	0.89%	1.16%	$48,524	70%

See notes to financial statements.
11

  Notes to Financial Statements

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory Variable Insurance Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$29,792	$29,792
Exchange-Traded Funds	115	115
Collateral for Securities Loaned	803	803
Total	$30,710	$30,710

For the six months ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Continued
12

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions which are subject to offset under the MSLA as of June 30, 2019. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
Securities on Loan)	Collateral Received*	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
$788	$788	$—	$—	$—	$—

*  Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and

Continued
13

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2019 were as follows for the Fund (amounts in thousands):

Purchases	Sales
$18,214	$20,309

For the six months ended June 30, 2019, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Victory Funds Complex"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Victory Funds Complex and 0.04% of the average daily net assets over $30 billion of the Victory Funds Complex.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. Funds in the Victory Funds Complex, in the aggregate, compensate the Adviser for these services.

Continued
14

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

The Victory Funds Complex pays an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Funds Complex and are presented in the Statement of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for approximately $1 thousand to life insurance companies to provide these services.

The Fund has entered into Contract Owner Administrative Services Agreements with certain contract owner servicing agents. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2019.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Fund Accountant, Sub-Administrator, Sub-Fund Accountant, and Legal Counsel.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

For the six months ended June 30, 2019, the Victory Funds Complex participated in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Funds Complex may have borrowed up to $250 million, of which $100 million was committed and $150 million was uncommitted. This agreement was in effect through July 26, 2019. Effective July 1, 2019, the current agreement was amended to include the USAA Mutual Funds Complex and has a new termination date of June 29, 2020. Under this amended agreement, the Victory Funds Complex and USAA Funds Complex, combined, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. With the agreement in affect for the six months ended June 30, 2019, Citibank received an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2019, Citibank earned approximately $76 thousand in commitment fees from the Victory Funds Complex. Effective July 1, 2019, Citibank receives an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed, including the USAA Funds Complex, commencing July 1, 2019. Interest charged to the Fund during the period is presented on the Statement of Operations under line of credit fees.

Continued
15

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

The Fund did not utilize the Line of Credit during the six months ended June 30, 2019.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund during the period is presented on the Statement of Operations under interfund lending fees. As a Lender, interest earned by the Fund during the period is presented on the Statement of Operations under Income on interfund lending.

The Fund did not utilize the Facility during the six months ended June 30, 2019.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2019.

The tax character of distributions paid during the most recent tax year ended December 31, 2018 was as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$2,582	$3,339	$5,921

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$264	$1,443	$1,707	$634	$2,341

* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2018, the Fund did not utilize any capital loss carryforwards.

At June 30, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$26,299	$5,028	$(617)	$4,411

8.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
New York Life Insurance and Annuity Corporation	90.2%

Continued
16

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

9.  Recent Accounting Pronouncements:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Fund has early adopted ASU 2018-13 with the financial statements prepared as of June 30, 2019.

10.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

17

  Supplemental Information

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, 42 portfolios in Victory Portfolios and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Funds Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 67	Trustee	February 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 72	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 68*	Trustee	February 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 75	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 65	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 66	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011-July 2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 62*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 58	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 74	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 47**	Trustee	May 2008	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Continued
18

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 57	President	February 2006*	Director of Fund Administration, the Adviser.
Scott A. Stahorsky, 50	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 45	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 54	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 35	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 45	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 59	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 65	Assistant Secretary	February 1998	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-January 2018).

* On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Continued
19

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2019

(Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Prior to the implementation of Form N-PORT, the Trust filed a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-PORT and Forms N-Q are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value 6/30/19	Actual Expenses Paid During Period 1/1/19-6/30/19*	Hypothetical Expenses Paid During Period 1/1/19-6/30/19*	Annualized Expense Ratio During Period 1/1/19-6/30/19
$1,000.00	$1,159.70	$1,020.03	$5.14	$4.81	0.96%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Visit our web site at: www.vcm.com	Call Victory at: 800-539-FUND (800-539-3863)

VF-VIDS-SAR  (6/19)

Item 2.  Code of Ethics.

Not applicable — only for annual reports.

Item 3.  Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 23, 2019

By (Signature and Title)*		/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 23, 2019